SELIGMAN
                                  -------------
                                    MUNICIPAL
                                  SERIES TRUST


                                  ANNUAL  REPORT
                               SEPTEMBER  30,  2001

                                    PROVIDING
                                  INCOME  EXEMPT
                            FROM  REGULAR  INCOME  TAX

                                     <LOGO>
                             J.  &  W.  SELIGMAN  &  CO.
                                  INCORPORATED
                                ESTABLISHED  1864

SELIGMAN -- TIMES CHANGE -- VALUES ENDURE

J. & W. SELIGMAN & CO. INCORPORATED IS A FIRM WITH A LONG TRADITION OF INVESTMENT EXPERTISE, OFFERING A BROAD ARRAY OF INVESTMENT CHOICES TO HELP TODAY'S INVESTORS SEEK THEIR LONG-TERM FINANCIAL GOALS.

TIMES  CHANGE

ESTABLISHED IN 1864, SELIGMAN HAS A HISTORY OF PROVIDING FINANCIAL SERVICES MARKED NOT BY FANFARE, BUT RATHER BY A QUIET AND FIRM ADHERENCE TO FINANCIAL PRUDENCE. WHILE THE WORLD HAS CHANGED DRAMATICALLY IN THE 137 YEARS SINCE SELIGMAN FIRST OPENED ITS DOORS, THE FIRM HAS CONTINUED TO OFFER ITS CLIENTS HIGH-QUALITY INVESTMENT SOLUTIONS THROUGH CHANGING TIMES.

IN THE LATE 19TH CENTURY, AS THE COUNTRY GREW, SELIGMAN HELPED FINANCE THE WESTWARD EXPANSION OF THE RAILROADS, THE CONSTRUCTION OF THE PANAMA CANAL, AND THE LAUNCHING OF URBAN TRANSIT SYSTEMS. IN THE FIRST PART OF THE 20TH CENTURY, AS AMERICA BECAME AN INDUSTRIAL POWER, THE FIRM HELPED FUND THE GROWING CAPITAL NEEDS OF THE NASCENT AUTOMOBILE AND STEEL INDUSTRIES.

WITH THE FORMATION OF TRI-CONTINENTAL CORPORATION IN 1929 -- TODAY, THE NATION'S LARGEST DIVERSIFIED PUBLICLY-TRADED CLOSED-END INVESTMENT COMPANY -- SELIGMAN BEGAN SHIFTING ITS EMPHASIS FROM INVESTMENT BANKING TO INVESTMENT MANAGEMENT. DESPITE THE STOCK MARKET CRASH AND ENSUING DEPRESSION, SELIGMAN WAS CONVINCED OF THE IMPORTANCE THAT PROFESSIONAL INVESTMENT MANAGEMENT COULD HAVE IN BUILDING WEALTH FOR INDIVIDUAL INVESTORS, AND BEGAN MANAGING ITS FIRST MUTUAL FUND IN 1930.

IN THE DECADES THAT FOLLOWED, SELIGMAN HAS CONTINUED TO OFFER FORWARD-LOOKING INVESTMENT SOLUTIONS, INCLUDING EQUITY FUNDS THAT SPECIALIZE IN SMALL COMPANIES, TECHNOLOGY, OR INTERNATIONAL SECURITIES, AND BOND FUNDS THAT FOCUS ON HIGH-YIELD ISSUERS, US GOVERNMENT BONDS, OR MUNICIPAL SECURITIES.

   VALUES  ENDURE

SELIGMAN IS PROUD OF ITS DISTINCTIVE PAST AND OF THE TRADITIONAL VALUES THAT CONTINUE TO SHAPE THE FIRM'S BUSINESS DECISIONS AND INVESTMENT JUDGMENT. WHILE MUCH HAS CHANGED OVER THE YEARS, THE FIRM'S COMMITMENT TO PROVIDING PRUDENT INVESTMENT MANAGEMENT THAT SEEKS TO BUILD WEALTH FOR CLIENTS OVER TIME IS AN ENDURING VALUE THAT WILL GUIDE SELIGMAN IN THE NEW MILLENNIUM.

<PICTURE>
JAMES, JESSE, AND JOSEPH SELIGMAN, 1870

TABLE  OF  CONTENTS
TO  THE  SHAREHOLDERS                               1
INTERVIEW  WITH  YOUR  PORTFOLIO  MANAGER           2
PERFORMANCE  OVERVIEW  AND  PORTFOLIO  SUMMARY      4
PORTFOLIOS  OF  INVESTMENTS                         9
STATEMENTS  OF  ASSETS  AND  LIABILITIES           14
STATEMENTS  OF  OPERATIONS                         15
STATEMENTS  OF  CHANGES  IN  NET  ASSETS           16
NOTES  TO  FINANCIAL  STATEMENTS                   18
FINANCIAL  HIGHLIGHTS                              22
REPORT  OF  INDEPENDENT  AUDITORS  AND
FOR  MORE  INFORMATION                             27
TRUSTEES  AND  EXECUTIVE  OFFICERS                 28
GLOSSARY  OF  FINANCIAL  TERMS                     29

TO  THE  SHAREHOLDERS

THE TRAGIC EVENTS OF SEPTEMBER 11 SHOOK THE ENTIRE WORLD, AND J. & W. SELIGMAN & CO. INCORPORATED WAS NO EXCEPTION. WE WERE SHOCKED AND SADDENED BY THE DEVASTATION AND LOSS OF LIFE THAT TOOK PLACE JUST MILES FROM OUR OFFICES IN NEW YORK CITY, AS WELL AS AT THE PENTAGON AND IN PENNSYLVANIA. OUR HEARTFELT CONDOLENCES GO OUT TO OUR MANY FRIENDS, COLLEAGUES, NEIGHBORS, AND OTHERS WHO WERE PERSONALLY AFFECTED.

EVEN AS WE STRUGGLE TO COPE WITH A CHANGED WORLD, THE BUSINESS OF OUR COUNTRY GOES ON. THE YEAR ENDED SEPTEMBER 30, 2001, WAS A POSITIVE ONE FOR MUNICIPAL BONDS, AND THEY PRODUCED STRONG RETURNS. THE MUNICIPAL MARKET BENEFITED FROM SEVERAL TRENDS DURING THE YEAR. THE WEAKENING US ECONOMY CAUSED SIGNIFICANT VOLATILITY IN THE STOCK MARKET, AND THE RESULTING POOR INVESTMENT RESULTS ATTRACTED MANY INVESTORS TO THE RELATIVE STABILITY AND COMPETITIVE TAXABLE EQUIVALENT YIELDS OF MUNICIPALS. MUNICIPAL YIELDS WERE LESS VOLATILE THAN THOSE OF TREASURY BONDS DURING THE PAST YEAR. BEGINNING IN JANUARY 2001, THE FEDERAL RESERVE BOARD BEGAN LOWERING INTEREST RATES AGGRESSIVELY IN ORDER TO SPUR AN ECONOMIC RECOVERY. THIS FAVORABLE INTEREST RATE ENVIRONMENT SPARKED A SIGNIFICANT INCREASE IN MUNICIPAL NEW ISSUANCE, IN PARTICULAR REFUNDING BONDS, AND THE INCREASED SUPPLY WAS MATCHED BY STRONG DEMAND.

THE TERRORIST ATTACKS OF SEPTEMBER 11 OCCURRED AT A TIME OF CONTINUED ECONOMIC SLUGGISHNESS AND FALTERING CONSUMER CONFIDENCE. IN THEIR IMMEDIATE AFTERMATH, ECONOMIC ACTIVITY IN THE US VIRTUALLY GROUND TO A HALT. AS A RESULT, THE ECONOMY SUFFERED SIGNIFICANT SHORT-TERM DAMAGE, AND THERE WAS INCREASED UNCERTAINTY ON THE PART OF BUSINESSES AND CONSUMERS.

THE FED AND THE FEDERAL GOVERNMENT RESPONDED QUICKLY AND DECISIVELY. ON SEPTEMBER 17, THE FED CUT INTEREST RATES 50 BASIS POINTS, FOLLOWED BY TWO ADDITIONAL 50-BASIS-POINT CUTS ON OCTOBER 2 AND NOVEMBER 6. RATES NOW STAND AT A 39-YEAR LOW, AND THE FED HOPES THE RESULTING INCREASE IN LIQUIDITY WILL PROVIDE A BOOST TO THE ECONOMY. THE FEDERAL GOVERNMENT IS CRAFTING AN ECONOMIC STIMULUS PACKAGE THAT WILL LIKELY INCLUDE BOTH INCREASED SPENDING AND TAX CUTS.

MUNICIPAL ISSUANCE WAS DISRUPTED IMMEDIATELY AFTER SEPTEMBER 11, BUT IT HAS NOW RESUMED. BECAUSE THE WEAK ECONOMY HAS CAUSED TAX RECEIPTS TO DECLINE, STATES AND MUNICIPALITIES ARE EXPERIENCING REVENUE SHORTFALLS. MOST HAVE RESPONDED BY REDUCING EXPENDITURES AND/OR DRAWING ON RESERVES. TAX INCREASES MAY BE NECESSARY AS BUDGET SURPLUSES ARE DEPLETED. WHILE THERE IS CAUSE FOR CONCERN, IT IS IMPORTANT TO KEEP IN MIND THAT STATES AND MUNICIPALITIES ARE GENERALLY MUCH HEALTHIER NOW THAN THEY WERE DURING THE LAST MAJOR ECONOMIC DOWNTURN. MOST RECENTLY, MUNICIPAL CREDIT QUALITY HAS CONTINUED TO IMPROVE, ALBEIT AT A DECLINING RATE, AND DEMAND FOR MUNICIPALS REMAINS STRONG. WE WILL CLOSELY MONITOR BOTH THE MUNICIPAL MARKET AND THE TRUST'S HOLDINGS FOR ANY SIGNS OF DETERIORATION. A MAJORITY OF THE TRUST'S HOLDINGS ARE INSURED AND AAA-RATED, THE HIGHEST RATING AVAILABLE.

THE AMERICAN PEOPLE AND OUR ECONOMY HAVE, IN PAST CRISES, PROVEN REMARKABLY RESILIENT. THE TRAGEDY HURT OUR ECONOMY IN THE SHORT TERM, BUT THE LONG-TERM PRODUCTIVE CAPACITY OF THE US ECONOMY REMAINS UNCHANGED. WE EXPECT THAT THE ECONOMY WILL RESPOND FAVORABLY IN 2002 TO FEDERAL MONETARY AND FISCAL STIMULUS MEASURES. WE BELIEVE MARKET SENTIMENT STILL FAVORS MUNICIPAL BONDS, AND WE EXPECT CONTINUED STRONG INVESTMENT RESULTS FROM THE FUNDS IN SELIGMAN MUNICIPAL SERIES TRUST.

WE APPRECIATE YOUR CONFIDENCE IN SELIGMAN MUNICIPAL SERIES TRUST. A DISCUSSION WITH YOUR PORTFOLIO MANAGER, AS WELL AS EACH SERIES' PORTFOLIO OF INVESTMENTS, FINANCIAL STATEMENTS, AND PERFORMANCE HISTORY, FOLLOWS THIS LETTER.

BY ORDER OF THE TRUSTEES,

/S/WILLIAM  C.  MORRIS
   WILLIAM  C.  MORRIS
   CHAIRMAN

                                                             /S/BRIAN T. ZINO
                                                                BRIAN T. ZINO
                                                                PRESIDENT

NOVEMBER 9, 2001

INTERVIEW  WITH  YOUR  PORTFOLIO  MANAGER,
THOMAS  G.  MOLES

Q: WHAT ECONOMIC AND MARKET FACTORS INFLUENCED SELIGMAN MUNICIPAL SERIES TRUST DURING THE PAST YEAR?
A: US ECONOMIC GROWTH BEGAN TO DECLINE DURING THE THIRD QUARTER OF 2000. AT THE TIME, MOST ECONOMISTS WERE OPTIMISTIC THAT THE ENSUING SLOWDOWN WOULD BE SHALLOW AND SHORT-LIVED DUE TO A RESILIENT CONSUMER SECTOR. HOWEVER, MOUNTING CORPORATE LAYOFFS AND DISAPPOINTING STOCK MARKET RETURNS GRADUALLY ERODED CONSUMER CONFIDENCE. IN AN ATTEMPT TO PREVENT A SERIOUS DOWNTURN, THE FEDERAL RESERVE BOARD, IN A SERIES OF EASING MOVES, LOWERED THE FEDERAL FUNDS RATE TO 2.0% FROM 6.5%, WHILE CONGRESS APPROVED TAX CUTS TO HELP REVIVE ECONOMIC GROWTH. THESE ACTIONS MIGHT HAVE SUFFICED TO TURN THE ECONOMY AROUND WERE IT NOT FOR THE SEPTEMBER 11 TERRORIST ATTACKS. THE OUTLOOK FOR THE NATION CHANGED ON THAT DAY, AND SUBSEQUENT ECONOMIC REPORTS POINT TO WORSENING CONDITIONS.

     MARKET YIELDS DECLINED OVER THE PAST 12 MONTHS, RESULTING IN POSITIVE INVESTMENT RESULTS FOR MUNICIPAL FUNDS. LONG-TERM MUNICIPAL YIELDS, AS MEASURED BY THE BOND BUYER 20-BOND GENERAL OBLIGATION INDEX, FELL BY ALMOST ONE-HALF POINT DURING THE PERIOD. MUNICIPAL YIELDS FLUCTUATED WITHIN A MUCH TIGHTER RANGE THAN THE 10-YEAR TREASURY BOND, BUT MATCHED THE YIELD SPREAD OF THE 30-YEAR TREASURY BOND. MUNICIPAL NEW ISSUE VOLUME ROSE SIGNIFICANTLY IN 2001, SPURRED BY LOWER INTEREST RATES. YEAR-TO-DATE, MUNICIPAL SUPPLY IS UP 34% COMPARED TO THE SAME PERIOD LAST YEAR. MUCH OF THE INCREASE IS ATTRIBUTABLE TO A SURGE IN REFUNDING ISSUANCE, WHICH ROSE A DRAMATIC 227%. REFUNDING BONDS ARE GENERALLY ISSUED TO RETIRE OUTSTANDING, HIGHER-COST DEBT. AMONG INDIVIDUAL STATES, VOLUME FIGURES VARIED WIDELY. OF THE 10 LARGEST STATE ISSUERS, WASHINGTON HAD A 128% INCREASE IN SUPPLY, WHILE NEW YORK'S DECREASED BY 3%.

     EQUITY MARKET VOLATILITY AND ECONOMIC UNCERTAINTY HAVE SPARKED RENEWED INTEREST IN MUNICIPAL INVESTMENTS. INCREASINGLY, INVESTORS HAVE FOUND THE MUNICIPAL MARKET'S RECORD OF SAFETY AND STABILITY PARTICULARLY APPEALING, AND THIS HAS ENABLED THE DEMAND FOR MUNICIPAL BONDS TO KEEP PACE WITH THE ROBUST SUPPLY. IN ADDITION, HIGH-QUALITY MUNICIPAL BONDS CONTINUE TO OFFER A SIGNIFICANT YIELD ADVANTAGE IN COMPARISON TO THE AFTER-TAX YIELDS OF TREASURY BONDS. THE RELATIVE ATTRACTIVENESS OF MUNICIPAL BONDS IS THE RESULT OF A CONTINUATION OF NARROW YIELD SPREADS BETWEEN MUNICIPAL BONDS AND TREASURY BONDS. MUNICIPAL CREDIT QUALITY IMPROVED DURING THE PAST QUARTER. STANDARD & POOR'S REPORTED THAT, FOR THE 22ND CONSECUTIVE QUARTER, OVERALL CREDIT RATING UPGRADES EXCEEDED DOWNGRADES BY A RATIO OF 3 TO 1. IN THE HEALTH CARE SECTOR, DOWNGRADES CONTINUE TO EXCEED UPGRADES BY A RATIO OF 9 TO 1. HOWEVER, THE INDUSTRY HAS SLOWLY BUT STEADILY BEEN MAKING PROGRESS. WHILE HEALTH CARE PROVIDERS FACE MANY CHALLENGES, PROSPECTS FOR THE FUTURE ARE ENCOURAGING.

Q:   WHAT WAS YOUR STRATEGY?
A: OUR INVESTMENT STRATEGY DURING THE PAST 12 MONTHS HAS BEEN CONSISTENT WITH OUR EXPECTATIONS FOR BELOW-TREND ECONOMIC GROWTH AND DECLINING LONG-TERM INTEREST RATES. THROUGHOUT THE YEAR, WE ENGAGED IN DURATION EXTENSION TRADES, PURCHASING BONDS IN THE 20-TO-40 YEAR MATURITY RANGE, WHILE REDUCING DEFENSIVE POSITIONS. LONG-TERM BONDS CONTINUE TO OFFER THE HIGHEST YIELDS AS WELL AS THE GREATEST POTENTIAL FOR PRICE APPRECIATION AS INTEREST RATES FALL (CONVERSELY, AS INTEREST RATES RISE, LONGER MATURITY BONDS TYPICALLY UNDERPERFORM SHORTER

INTERVIEW  WITH  YOUR  PORTFOLIO  MANAGER,
THOMAS  G.  MOLES

     MATURITY BONDS). CASH POSITIONS WERE KEPT TO A MINIMUM DUE TO THE WIDENING YIELD SPREAD BETWEEN SHORT-TERM AND LONG-TERM BONDS, AS WELL AS THE LACK OF CAPITAL GAIN OPPORTUNITIES IN THE SHORT-TERM MARKET. THE CALLABILITY OF TRUST HOLDINGS BECOMES MORE OF A CONCERN IN A DECLINING INTEREST RATE ENVIRONMENT. WHERE APPROPRIATE, SHORT-CALL POSITIONS WERE REDUCED AND REPLACED WITH BONDS OFFERING A MINIMUM OF 10 YEARS OF CALL PROTECTION.

     THE MAJORITY OF TRUST PURCHASES WERE OF AAA INSURED MUNICIPAL BONDS (EXCEPT CALIFORNIA HIGH-YIELD SERIES). YIELD SPREADS BETWEEN HIGH- AND LOWER-QUALITY BONDS CONTINUE TO BE NARROW. FOR SOME TIME, LOWER-QUALITY BONDS HAVE NOT OFFERED ENOUGH ADDITIONAL YIELD TO COMPENSATE FOR THE INCREASED RISK. IN ADDITION, LOWER-QUALITY BONDS GENERALLY UNDERPERFORM DURING PERIODS OF ECONOMIC WEAKNESS. GIVEN THE POTENTIAL FOR CONTINUED SLUGGISHNESS IN THE ECONOMY, WE CURRENTLY FAVOR MUNICIPAL BONDS ISSUED TO FUND ESSENTIAL SERVICES SUCH AS TRANSPORTATION, EDUCATION, AND WATER SEWER FACILITIES.

     THE AIRPORT SECTOR HAS BEEN HURT BY THE SHARP DECLINE IN AIR TRAFFIC AFTER SEPTEMBER 11; HOWEVER, ALL AIRPORT BONDS IN THE TRUST ARE INSURED AND RATED AAA, THE HIGHEST MUNICIPAL CREDIT RATING AVAILABLE. IN THE COMING MONTHS, WE WILL BE MONITORING THESE ISSUES CLOSELY FOR ANY SIGNS OF CREDIT DETERIORATION.
Q:   WHAT IS YOUR OUTLOOK?
A: THE EVENTS OF SEPTEMBER 11 AND THE WEEKS THAT FOLLOWED HAVE PROFOUNDLY AFFECTED THE NATION. OUR SENSE OF SECURITY HAS BEEN SHAKEN, AND IT WILL TAKE TIME TO RECOVER. AT THIS DATE, IT APPEARS THAT THE CURRENT ECONOMIC SLOWDOWN IS LIKELY TO BE LONGER THAN ORIGINALLY EXPECTED DESPITE THE EFFORTS OF THE FEDERAL RESERVE AND CONGRESS TO STIMULATE ECONOMIC ACTIVITY. NEVERTHELESS, WE REMAIN HOPEFUL THAT CONTINUED ACCOMMODATIVE MONETARY AND FISCAL POLICY WILL ULTIMATELY ELICIT A MEANINGFUL RECOVERY. WHILE THE US HAS MANY CHALLENGES TO FACE IN THE MONTHS TO COME, WE TAKE COMFORT IN THE KNOWLEDGE THAT OUR NATION HAS A LONG HISTORY OF TRIUMPH OVER ADVERSITY.

     AT J. & W. SELIGMAN & CO. INCORPORATED, WE BELIEVE THAT MUNICIPAL BOND FUNDS, INCLUDING SELIGMAN MUNICIPAL SERIES TRUST, WILL CONTINUE TO PLAY AN IMPORTANT ROLE IN HELPING INVESTORS MEET THEIR LONG-TERM FINANCIAL GOALS. FURTHER, WE FEEL CONFIDENT THAT OUR CONSERVATIVE APPROACH TO MANAGING THE TRUST WILL PROVIDE OUR SHAREHOLDERS WITH MANY YEARS OF COMPETITIVE INVESTMENT RETURNS.

A TEAM APPROACH
SELIGMAN MUNICIPAL SERIES TRUST IS MANAGED BY THE SELIGMAN MUNICIPALS TEAM, HEADED BY THOMAS G. MOLES. MR. MOLES IS ASSISTED IN THE MANAGEMENT OF THE TRUST BY A GROUP OF SEASONED PROFESSIONALS WHO ARE RESPONSIBLE FOR RESEARCH AND TRADING CONSISTENT WITH THE TRUST'S INVESTMENT OBJECTIVE. TEAM MEMBERS INCLUDE THERESA BARION, EILEEN COMERFORD, AUDREY KUCHTYAK, AND DEBRA MCGUINNESS.

PERFORMANCE  OVERVIEW  AND  PORTFOLIO  SUMMARY

THE FOLLOWING CHARTS COMPARE A $10,000 HYPOTHETICAL INVESTMENT MADE IN EACH SERIES OF SELIGMAN MUNICIPAL SERIES TRUST CLASS A SHARES, WITH AND WITHOUT THE INITIAL 4.75% MAXIMUM SALES CHARGE, AND ASSUME THAT ALL DISTRIBUTIONS WITHIN THE PERIOD ARE INVESTED IN ADDITIONAL SHARES, FOR THE 10-YEAR PERIOD ENDED SEPTEMBER 30, 2001, TO A $10,000 HYPOTHETICAL INVESTMENT MADE IN THE LEHMAN BROTHERS MUNICIPAL BOND INDEX (LEHMAN INDEX) FOR THE SAME PERIOD. THE PERFORMANCES OF EACH SERIES OF SELIGMAN MUNICIPAL SERIES TRUST CLASS C AND CLASS D SHARES ARE NOT SHOWN IN THE CHARTS BUT ARE INCLUDED IN THE TABLE BELOW EACH CHART. IT IS IMPORTANT TO KEEP IN MIND THAT THE LEHMAN INDEX DOES NOT INCLUDE ANY FEES OR SALES CHARGES AND DOES NOT REFLECT STATE-SPECIFIC BOND MARKET PERFORMANCE. THE TABLE BELOW EACH CHART ALSO INCLUDES RELEVANT PORTFOLIO CHARACTERISTICS FOR EACH SERIES. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE INVESTMENT RESULTS.

CALIFORNIA HIGH-YIELD SERIES CLASS A
                                          VALUE
                                          ----------------------------------
                                          With              Without           Lehman
DATE                                      Sales Charge      Sales Charge      Index
----------------------------------------  ----------------  ----------------  ----------------
9/30/1991                                 $          9,531  $         10,000  $         10,000
12/31/1991                                $          9,647  $         10,122  $         10,336
3/31/1992                                 $          9,785  $         10,267  $         10,367
6/30/1992                                 $         10,136  $         10,635  $         10,761
9/30/1992                                 $         10,352  $         10,862  $         11,046
12/31/1992                                $         10,566  $         11,086  $         11,247
3/31/1993                                 $         10,873  $         11,409  $         11,664
6/30/1993                                 $         11,187  $         11,738  $         12,046
9/30/1993                                 $         11,456  $         12,020  $         12,453
12/31/1993                                $         11,613  $         12,185  $         12,627
3/31/1994                                 $         11,346  $         11,904  $         11,934
6/30/1994                                 $         11,410  $         11,971  $         12,067
9/30/1994                                 $         11,503  $         12,070  $         12,149
12/31/1994                                $         11,289  $         11,845  $         11,974
3/31/1995                                 $         12,020  $         12,612  $         12,820
6/30/1995                                 $         12,251  $         12,854  $         13,129
9/30/1995                                 $         12,521  $         13,138  $         13,507
12/31/1995                                $         12,932  $         13,569  $         14,064
3/31/1996                                 $         12,813  $         13,444  $         13,894
6/30/1996                                 $         12,992  $         13,631  $         14,001
9/30/1996                                 $         13,334  $         13,990  $         14,323
12/31/1996                                $         13,646  $         14,318  $         14,688
3/31/1997                                 $         13,592  $         14,261  $         14,654
6/30/1997                                 $         14,055  $         14,747  $         15,160
9/30/1997                                 $         14,499  $         15,213  $         15,617
12/31/1997                                $         14,836  $         15,567  $         16,041
3/31/1998                                 $         15,035  $         15,775  $         16,225
6/30/1998                                 $         15,287  $         16,039  $         16,472
9/30/1998                                 $         15,725  $         16,499  $         16,977
12/31/1998                                $         15,753  $         16,529  $         17,079
3/31/1999                                 $         15,864  $         16,645  $         17,231
6/30/1999                                 $         15,572  $         16,339  $         16,926
9/30/1999                                 $         15,282  $         16,034  $         16,859
12/31/1999                                $         14,924  $         15,659  $         16,727
3/31/2000                                 $         15,630  $         16,398  $         17,217
6/30/2000                                 $         15,891  $         16,674  $         17,477
9/30/2000                                 $         16,426  $         17,235  $         17,900
12/31/2000                                $         17,073  $         17,914  $         18,682
3/31/2001                                 $         17,300  $         18,152  $         19,097
6/30/2001                                 $         17,335  $         18,188  $         19,221
9/30/2001                                 $         18,057  $         18,946  $         19,761

THE PERFORMANCES OF CLASS C AND CLASS D SHARES WILL BE GREATER THAN OR LESS THAN THE PERFORMANCE SHOWN FOR CLASS A SHARES, BASED ON THE DIFFERENCES IN SALES CHARGES AND FEES PAID BY SHAREHOLDERS.

INVESTMENT RESULTS PER SHARE
TOTAL  RETURNS
FOR  PERIODS  ENDED  SEPTEMBER  30,  2001

                               AVERAGE  ANNUAL
                               ---------------------------------------------------
                                                            CLASS  C    CLASS  D
                                                            SINCE      SINCE
                               SIX      ONE    FIVE   10    INCEPTION  INCEPTION
                               MONTHS*  YEAR   YEARS  YEARS  5/27/99    2/1/94
                                ------    ----   -----  ----- ---------  ---------
CLASS  A**
WITH  SALES  CHARGE             (0.68)%   4.46%  5.20%  6.09%  N/A       N/A
WITHOUT  SALES  CHARGE           4.20     9.74   6.21   6.60   N/A       N/A
CLASS  C**
WITH  SALES  CHARGE  AND  CDSC   1.63     6.73   N/A    N/A    4.32%     N/A
WITHOUT  SALES  CHARGE
AND  CDSC                        3.72     8.74   N/A    N/A    4.79      N/A
CLASS  D**
WITH  1%  CDSC                   2.72     7.74   N/A    N/A    N/A       N/A
WITHOUT  CDSC                    3.72     8.74   5.26   N/A    N/A       4.83%
LEHMAN  INDEX***                 3.48    10.40   6.65   7.05   6.20+     5.86++

NET ASSET VALUE                     DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
FOR PERIODS ENDED SEPTEMBER 30, 2001
9/30/01  3/31/01  9/30/00             DIVIDENDS*  CAPITAL GAIN*   SEC YIELD**
------   -------  -------             ------      ------------    ---------
CLASS A  $6.63    $6.51    $6.33    CLASS A    $0.303      $--             4.03%
CLASS C   6.64     6.52     6.34    CLASS C     0.245       --             3.30
CLASS D   6.64     6.52     6.34    CLASS D     0.245       --             3.34





HOLDINGS  BY  MARKET  SECTOR+                    MOODY'S/S&P  RATINGS+
REVENUE  BONDS                      93%          AAA/AAA                  15%
GENERAL  OBLIGATION  BONDS  00       7%          AA/AA                    10
                                                 A/A                      56
                                                 BAA/BBB                  14
WEIGHTED  AVERAGE  MATURITY  24.1  YEARS         B3/CCC                    5

-------------
SEE  FOOTNOTES  ON  PAGE  8.

PERFORMANCE  OVERVIEW  AND  PORTFOLIO  SUMMARY

CALIFORNIA QUALITY  SERIES CLASS A
                                       VALUE
                                       ----------------------------------
                                       With              Without           Lehman
DATE                                   Sales Charge      Sales Charge      Index
-------------------------------------  ----------------  ----------------  ----------------
9/30/1991                              $          9,527  $         10,000  $         10,000
12/31/1991                             $          9,750  $         10,234  $         10,336
3/31/1992                              $          9,763  $         10,248  $         10,367
6/30/1992                              $         10,178  $         10,683  $         10,761
9/30/1992                              $         10,401  $         10,917  $         11,046
12/31/1992                             $         10,609  $         11,136  $         11,247
3/31/1993                              $         11,098  $         11,649  $         11,664
6/30/1993                              $         11,454  $         12,022  $         12,046
9/30/1993                              $         11,881  $         12,470  $         12,453
12/31/1993                             $         11,946  $         12,539  $         12,627
3/31/1994                              $         11,155  $         11,708  $         11,934
6/30/1994                              $         11,207  $         11,763  $         12,067
9/30/1994                              $         11,202  $         11,757  $         12,149
12/31/1994                             $         10,955  $         11,499  $         11,974
3/31/1995                              $         11,938  $         12,530  $         12,820
6/30/1995                              $         12,094  $         12,694  $         13,129
9/30/1995                              $         12,416  $         13,033  $         13,507
12/31/1995                             $         13,123  $         13,775  $         14,064
3/31/1996                              $         12,847  $         13,485  $         13,894
6/30/1996                              $         12,978  $         13,622  $         14,001
9/30/1996                              $         13,286  $         13,945  $         14,323
12/31/1996                             $         13,637  $         14,313  $         14,688
3/31/1997                              $         13,544  $         14,316  $         14,654
6/30/1997                              $         14,003  $         14,698  $         15,160
9/30/1997                              $         14,465  $         15,183  $         15,617
12/31/1997                             $         14,836  $         15,572  $         16,041
3/31/1998                              $         14,969  $         15,712  $         16,225
6/30/1998                              $         15,214  $         15,969  $         16,472
9/30/1998                              $         15,719  $         16,499  $         16,977
12/31/1998                             $         15,765  $         16,547  $         17,079
3/31/1999                              $         15,847  $         16,634  $         17,231
6/30/1999                              $         15,447  $         16,213  $         16,926
9/30/1999                              $         15,141  $         15,892  $         16,859
12/31/1999                             $         14,803  $         15,538  $         16,727
3/31/2000                              $         15,550  $         16,321  $         17,217
6/30/2000                              $         15,814  $         16,598  $         17,477
9/30/2000                              $         16,344  $         17,155  $         17,900
12/31/2000                             $         17,211  $         18,065  $         18,682
3/31/2001                              $         17,448  $         18,314  $         19,097
6/30/2001                              $         17,326  $         18,186  $         19,221
9/30/2001                              $         18,124  $         19,024  $         19,761



THE PERFORMANCES OF CLASS C AND CLASS D SHARES WILL BE GREATER THAN OR LESS THAN THE PERFORMANCE SHOWN FOR CLASS A SHARES, BASED ON THE DIFFERENCES IN SALES CHARGES AND FEES PAID BY SHAREHOLDERS
 .


INVESTMENT  RESULTS  PER  SHARE
TOTAL  RETURNS
FOR  PERIODS  ENDED  SEPTEMBER  30,  2001
                                                  AVERAGE ANNUAL
                                ------------------------------------------------------
                                                            CLASS C    CLASS D
                                                            SINCE      SINCE
                               SIX      ONE    FIVE   10    INCEPTION  INCEPTION
                               MONTHS*  YEAR   YEARS  YEARS 5/27/99    2/1/94
                               ------   ----   -----  -----  ---------  ---------
CLASS A**
WITH  SALES  CHARGE           (1.23)%   5.39%  5.33%  6.13%  N/A       N/A
WITHOUT  SALES  CHARGE         3.70    10.72   6.37   6.64   N/A       N/A
CLASS  C**
WITH  SALES  CHARGE
AND  CDSC                      1.23     7.65   N/A    N/A    4.83%     N/A
WITHOUT  SALES  CHARGE
AND  CDSC                      3.27     9.81   N/A    N/A    5.30      N/A
CLASS  D**
WITH  1%  CDSC                 2.27     8.81   N/A    N/A    N/A       N/A
WITHOUT  CDSC                  3.27     9.81   5.40   N/A    N/A       4.44%
LEHMAN  INDEX***               3.48    10.40   6.65   7.05   6.20+     5.86++


NET ASSET VALUE                     DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
FOR PERIODS ENDED SEPTEMBER 30, 2001
9/30/01  3/31/01  9/30/00             DIVIDENDS*  CAPITAL GAIN*   SEC YIELD**
------   -------  -------             ------      ------------    ---------
CLASS A  $6.90    $6.80    $6.53    CLASS A    $0.296       $0.019         3.71%
CLASS  C   6.88    6.78     6.51    CLASS C     0.238        0.019         2.97
CLASS  D   6.88    6.78     6.51    CLASS D     0.238        0.019         2.99






HOLDINGS  BY  MARKET  SECTOR+                       MOODY'S/S&P  RATINGS+
REVENUE  BONDS                        83%        AAA/AAA                  64%
GENERAL  OBLIGATION  BONDS  00         17%        AA/AA                    30
                                                 A/A                       6
WEIGHTED  AVERAGE  MATURITY  24.2

-------------
SEE  FOOTNOTES  ON  PAGE  8.

PERFORMANCE  OVERVIEW  AND  PORTFOLIO  SUMMARY

FLORIDA SERIES CLASS A
                                           VALUE
                                           ----------------------------------
                                           With              Without           Lehman
DATE                                       Sales Charge      Sales Charge      Index
-----------------------------------------  ----------------  ----------------  ----------------
9/30/1991                                  $          9,522  $         10,000  $         10,000
12/31/1991                                 $          9,772  $         10,262  $         10,336
3/31/1992                                  $          9,796  $         10,287  $         10,367
6/30/1992                                  $         10,182  $         10,694  $         10,761
9/30/1992                                  $         10,381  $         10,902  $         11,046
12/31/1992                                 $         10,658  $         11,193  $         11,247
3/31/1993                                  $         11,055  $         11,610  $         11,664
6/30/1993                                  $         11,534  $         12,113  $         12,046
9/30/1993                                  $         11,960  $         12,560  $         12,453
12/31/1993                                 $         12,099  $         12,707  $         12,627
3/31/1994                                  $         11,375  $         11,946  $         11,934
6/30/1994                                  $         11,464  $         12,039  $         12,067
9/30/1994                                  $         11,483  $         12,059  $         12,149
12/31/1994                                 $         11,432  $         12,006  $         11,974
3/31/1995                                  $         12,232  $         12,846  $         12,820
6/30/1995                                  $         12,425  $         13,049  $         13,129
9/30/1995                                  $         12,731  $         13,371  $         13,507
12/31/1995                                 $         13,338  $         14,007  $         14,064
3/31/1996                                  $         13,037  $         13,691  $         13,894
6/30/1996                                  $         13,134  $         13,793  $         14,001
9/30/1996                                  $         13,437  $         14,112  $         14,323
12/31/1996                                 $         13,706  $         14,395  $         14,688
3/31/1997                                  $         13,522  $         14,201  $         14,654
6/30/1997                                  $         14,054  $         14,760  $         15,160
9/30/1997                                  $         14,513  $         15,242  $         15,617
12/31/1997                                 $         14,985  $         15,738  $         16,041
3/31/1998                                  $         15,130  $         15,890  $         16,225
6/30/1998                                  $         15,360  $         16,131  $         16,472
9/30/1998                                  $         15,843  $         16,639  $         16,977
12/31/1998                                 $         15,835  $         16,630  $         17,079
3/31/1999                                  $         15,963  $         16,764  $         17,231
6/30/1999                                  $         15,651  $         16,437  $         16,926
9/30/1999                                  $         15,301  $         16,069  $         16,859
12/31/1999                                 $         15,079  $         15,836  $         16,727
3/31/2000                                  $         15,744  $         16,534  $         17,217
6/30/2000                                  $         15,966  $         16,768  $         17,477
9/30/2000                                  $         16,338  $         17,158  $         17,900
12/31/2000                                 $         17,262  $         18,129  $         18,682
3/31/2001                                  $         17,548  $         18,429  $         19,097
6/30/2001                                  $         17,568  $         18,450  $         19,221
9/30/2001                                  $         18,131  $         19,042  $         19,761



THE PERFORMANCES OF CLASS C AND CLASS D SHARES WILL BE GREATER THAN OR LESS THAN THE PERFORMANCE SHOWN FOR CLASS A SHARES, BASED ON THE DIFFERENCES IN SALES CHARGES AND FEES PAID BY SHAREHOLDERS.


INVESTMENT  RESULTS  PER  SHARE
TOTAL  RETURNS
FOR  PERIODS  ENDED  SEPTEMBER  30,  2001
                                                  AVERAGE ANNUAL
                                ------------------------------------------------------
                                                            CLASS C    CLASS D
                                                            SINCE      SINCE
                               SIX      ONE    FIVE   10    INCEPTION  INCEPTION
                               MONTHS*  YEAR   YEARS  YEARS 5/27/99    2/1/94
                               ------   ----   -----  -----  ---------  ---------
CLASS A**
WITH  SALES  CHARGE           (1.75)%   5.56%  5.12%  6.13%  N/A       N/A
WITHOUT  SALES  CHARGE         3.15    10.78   6.14   6.65   N/A       N/A
CLASS  C**
WITH  SALES  CHARGE
AND  CDSC                      0.75     7.82   N/A    N/A    4.53%     N/A
WITHOUT  SALES  CHARGE
AND  CDSC                      2.77     9.97   N/A    N/A    4.99      N/A
CLASS  D**
WITH  1%  CDSC                 1.77     8.97   N/A    N/A    N/A       N/A
WITHOUT  CDSC                  2.77     9.97   5.37   N/A    N/A     4.49%
LEHMAN  INDEX***               3.48    10.40   6.65   7.05   6.20+  5.86++


NET ASSET VALUE                     DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
FOR PERIODS ENDED SEPTEMBER 30, 2001
9/30/01  3/31/01  9/30/00             DIVIDENDS*  CAPITAL GAIN*   SEC YIELD**
------   -------  -------             ------      ------------    ---------
CLASS A  $7.88    $7.82    $7.48    CLASS A    $0.364      $0.027          4.03%
CLASS  C  7.90     7.84     7.50    CLASS C     0.308       0.027          3.44
CLASS  D  7.90     7.84     7.50    CLASS D     0.308       0.027          3.47







HOLDINGS BY MARKET SECTOR+                       MOODY'S/S&P RATINGS+
REVENUE  BONDS                      84%          AAA/AAA                  68%
GENERAL OBLIGATION BONDS  00        16%          AA/AA                    17
                                                 A/A                      15
WEIGHTED  AVERAGE  MATURITY 23.3  YEARS

PERFORMANCE  OVERVIEW  AND  PORTFOLIO  SUMMARY

NORTH CAROLINA SERIES CLASS A
                               VALUE
                               ----------------------------------
                               With              Without           Lehman
DATE                           Sales Charge      Sales Charge      Index
-----------------------------  ----------------  ----------------  ----------------
9/30/1991                      $          9,523  $         10,000  $         10,000
12/31/1991                     $          9,787  $         10,277  $         10,336
3/31/1992                      $          9,747  $         10,235  $         10,367
6/30/1992                      $         10,138  $         10,645  $         10,761
9/30/1992                      $         10,380  $         10,899  $         11,046
12/31/1992                     $         10,585  $         11,115  $         11,247
3/31/1993                      $         11,029  $         11,581  $         11,664
6/30/1993                      $         11,421  $         11,993  $         12,046
9/30/1993                      $         11,880  $         12,475  $         12,453
12/31/1993                     $         11,959  $         12,558  $         12,627
3/31/1994                      $         11,154  $         11,712  $         11,934
6/30/1994                      $         11,187  $         11,747  $         12,067
9/30/1994                      $         11,191  $         11,751  $         12,149
12/31/1994                     $         11,080  $         11,635  $         11,974
3/31/1995                      $         12,046  $         12,649  $         12,820
6/30/1995                      $         12,264  $         12,878  $         13,129
9/30/1995                      $         12,525  $         13,152  $         13,507
12/31/1995                     $         13,248  $         13,911  $         14,064
3/31/1996                      $         12,889  $         13,534  $         13,894
6/30/1996                      $         13,015  $         13,667  $         14,001
9/30/1996                      $         13,326  $         13,993  $         14,323
12/31/1996                     $         13,607  $         14,288  $         14,688
3/31/1997                      $         13,557  $         14,236  $         14,654
6/30/1997                      $         13,999  $         14,701  $         15,160
9/30/1997                      $         14,393  $         15,114  $         15,617
12/31/1997                     $         14,798  $         15,538  $         16,041
3/31/1998                      $         14,923  $         15,670  $         16,225
6/30/1998                      $         15,183  $         15,943  $         16,472
9/30/1998                      $         15,631  $         16,413  $         16,977
12/31/1998                     $         15,658  $         16,442  $         17,079
3/31/1999                      $         15,746  $         16,535  $         17,231
6/30/1999                      $         15,448  $         16,221  $         16,926
9/30/1999                      $         15,152  $         15,910  $         16,859
12/31/1999                     $         14,873  $         15,617  $         16,727
3/31/2000                      $         15,422  $         16,195  $         17,217
6/30/2000                      $         15,603  $         16,384  $         17,477
9/30/2000                      $         15,964  $         16,763  $         17,900
12/31/2000                     $         16,707  $         17,543  $         18,682
3/31/2001                      $         16,997  $         17,848  $         19,097
6/30/2001                      $         17,056  $         17,910  $         19,221
9/30/2001                      $         17,511  $         18,388  $         19,761




THE PERFORMANCES OF CLASS C AND CLASS D SHARES WILL BE GREATER THAN OR LESS THAN THE PERFORMANCE SHOWN FOR CLASS A SHARES, BASED ON THE DIFFERENCES IN SALES CHARGES AND FEES PAID BY SHAREHOLDERS. INVESTMENT RESULTS PER SHARE



INVESTMENT  RESULTS  PER  SHARE
TOTAL  RETURNS
FOR  PERIODS  ENDED  SEPTEMBER  30,  2001
                                                  AVERAGE ANNUAL
                                ------------------------------------------------------
                                                            CLASS C    CLASS D
                                                            SINCE      SINCE
                               SIX      ONE    FIVE   10    INCEPTION  INCEPTION
                               MONTHS*  YEAR   YEARS  YEARS 5/27/99    2/1/94
                               ------   ----   -----  -----  ---------  ---------
CLASS A**
WITH  SALES  CHARGE           (2.01)%   4.26%  4.56%  5.76%  N/A       N/A
WITHOUT  SALES  CHARGE         2.87     9.52   5.58   6.28   N/A       N/A
CLASS  C**
WITH  SALES  CHARGE
AND  CDSC                      0.47     6.46   N/A    N/A    3.54%     N/A
WITHOUT  SALES  CHARGE
AND  CDSC                      2.50     8.59   N/A    N/A    3.98      N/A
CLASS  D**
WITH  1%  CDSC                 1.50     7.59   N/A    N/A    N/A       N/A
WITHOUT  CDSC                  2.50     8.59   4.79   N/A    N/A     4.12%
LEHMAN  INDEX***               3.48    10.40   6.65   7.05   6.20+  5.86++


NET ASSET VALUE                     DIVIDEND, CAPITAL GAIN, AND YIELD INFORMATION
                                    FOR PERIODS ENDED SEPTEMBER 30, 2001
         9/30/01  3/31/01  9/30/00             DIVIDENDS*  CAPITAL GAIN*   SEC YIELD**
         ------   -------  -------             ------      ------------    ---------
CLASS A  $7.89    $7.83    $7.54    CLASS A    $0.331      $0.023          3.68%
CLASS C   7.88     7.82     7.54    CLASS C     0.274       0.023          3.07
CLASS D   7.88     7.82     7.54    CLASS D     0.274       0.023          3.11

HOLDINGS BY MARKET SECTOR+                       MOODY'S/S&P RATINGS+
REVENUE  BONDS                      90%          AAA/AAA                  68%
GENERAL OBLIGATION BONDS  00        10%          AA/AA                    37
                                                 A/A                      18
                                                 A3/BBB                    6
WEIGHTED  AVERAGE  MATURITY 19.7  YEARS

-------------
SEE  FOOTNOTES  ON  PAGE  8.

PERFORMANCE  OVERVIEW  AND  PORTFOLIO  SUMMARY

-------------
*    RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
** RETURN FIGURES REFLECT ANY CHANGE IN PRICE AND ASSUME ALL DISTRIBUTIONS WITHIN THE PERIOD ARE INVESTED IN ADDITIONAL SHARES. RETURNS FOR CLASS A SHARES ARE CALCULATED WITH AND WITHOUT THE EFFECT OF THE INITIAL 4.75% MAXIMUM SALES CHARGE. RETURNS FOR CLASS C SHARES ARE CALCULATED WITH AND WITHOUT THE EFFECT OF THE INITIAL 1% MAXIMUM SALES CHARGE AND THE 1% CONTINGENT DEFERRED SALES CHARGE ("CDSC") THAT IS CHARGED ON REDEMPTIONS MADE WITHIN 18 MONTHS OF THE DATE OF PURCHASE. RETURNS FOR CLASS D SHARES ARE CALCULATED WITH AND WITHOUT THE EFFECT OF THE 1% CDSC, CHARGED ON REDEMPTIONS MADE WITHIN ONE YEAR OF THE DATE OF PURCHASE. NO ADJUSTMENT WAS MADE TO THE PERFORMANCE OF CLASS A SHARES FOR PERIODS PRIOR TO JANUARY 1, 1993, THE EFFECTIVE DATE FOR THE ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLAN IN THE CASE OF THE CALIFORNIA HIGH-YIELD AND CALIFORNIA QUALITY SERIES, TO REFLECT THE FEE OF UP TO 0.25% OF AVERAGE DAILY NET ASSETS FOR EACH SERIES PAYABLE UNDER THE PLAN. THE RATES OF RETURN WILL VARY AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. SHARES, IF REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. A PORTION OF EACH SERIES' INCOME MAY BE SUBJECT TO APPLICABLE STATE AND LOCAL TAXES, AND ANY AMOUNT MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX. AN INVESTMENT IN THE SERIES IS NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE INVESTMENT RESULTS.
*** THE LEHMAN INDEX IS AN UNMANAGED INDEX THAT DOES NOT INCLUDE ANY FEES OR SALES CHARGES. IT IS COMPOSED OF APPROXIMATELY 60% REVENUE BONDS AND 40% STATE GOVERNMENT OBLIGATIONS. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX.
+    FROM 5/31/99.
++   FROM 1/31/94.
0 REPRESENTS PER SHARE AMOUNT PAID OR DECLARED FOR THE YEAR ENDED SEPTEMBER 30, 2001.
00 CURRENT YIELD, REPRESENTING THE ANNUALIZED YIELD FOR THE 30-DAY PERIOD ENDED SEPTEMBER 30, 2001, HAS BEEN COMPUTED IN ACCORDANCE WITH SEC REGULATIONS AND WILL VARY. DURING THE YEAR, THE MANAGER, AT ITS DISCRETION, REIMBURSED EXPENSES FOR THE CALIFORNIA HIGH-YIELD AND FLORIDA SERIES. WITHOUT THESE REIMBURSEMENTS THE YIELDS WOULD BE AS FOLLOWS:
                              CLASS  A      CLASS C      CLASS  D
     CALIFORNIA  HIGH-YIELD    3.80%         3.07%        3.12%
     FLORIDA                   3.67          3.08         3.11
+ PERCENTAGES BASED ON CURRENT MARKET VALUES OF LONG-TERM HOLDINGS AT SEPTEMBER 30, 2001.
++   INCLUDES PRE-REFUNDED AND ESCROWED-TO-MATURITY SECURITIES.

PORTFOLIOS  OF  INVESTMENTS
SEPTEMBER  30,  2001

CALIFORNIA  HIGH-YIELD  SERIES

FACE                                                                         RATINGS*     MARKET
AMOUNT       MUNICIPAL BONDS                                                 MOODY'S/S&P  VALUE
----------   -------------------------------------------------------------   -----------  -----------
$2,500,000   ALAMEDA, CA CERTIFICATES OF PARTICIPATION (CITY HALL
             SEISMIC UPGRADE PROJECT), 6.20%  DUE  5/1/2025                  NR/A         $2,601,275
 1,000,000   CALIFORNIA  DEPARTMENT  OF  VETERANS AFFAIRS
             (HOME PURCHASE REV.), 5-1/2%  DUE  12/1/2018*                   AA3/AA-       1,019,030
 1,500,000   CALIFORNIA  DEPARTMENT  OF  VETERANS  AFFAIRS
             (HOME  PURCHASE REV.), 5.60%  DUE  12/1/2028*                   AAA/AAA       1,545,375
   500,000   CALIFORNIA  EDUCATIONAL  FACILITIES AUTHORITY REV.
             (LOS ANGELES COLLEGE OF CHIROPRACTIC  MEDICINE),  5.60%
             DUE  11/1/2017                                                  BAA2/NR         510,200
 2,225,000   CALIFORNIA  EDUCATIONAL  FACILITIES  AUTHORITY  REV.
             (LOYOLA MARYMOUNT UNIVERSITY),  5-3/4%  DUE  10/1/2024          AAA/NR        2,437,555
   275,000   CALIFORNIA  EDUCATIONAL  FACILITIES  AUTHORITY  REV.
             (LOYOLA MARYMOUNT UNIVERSITY),  5-3/4%  DUE  10/1/2024          A2/NR           286,041
 3,000,000   CALIFORNIA  EDUCATIONAL  FACILITIES  AUTHORITY  REV.
             (PEPPERDINE UNIVERSITY), 5%  DUE  11/1/2029                     A1/NR         2,968,590
 2,500,000   CALIFORNIA  HEALTH  FACILITIES  FINANCING  AUTHORITY  REV.
             (KAISER PERMANENTE), 5.40%  DUE  5/1/2028                       A3/A          2,504,975
 3,000,000   CALIFORNIA  HEALTH  FACILITIES FINANCING AUTHORITY REV.
             (CEDARS-SINAI MEDICAL  CENTER),  6-1/4%  DUE  12/1/2034         A3/NR         3,269,100
 1,500,000   CALIFORNIA  HOUSING  FINANCE  AGENCY  HOME  MORTGAGE  REV.,
             6-3/8%  DUE  8/1/2027*                                          AA2/AA-       1,591,890
 2,500,000   CALIFORNIA  HOUSING  FINANCE  AGENCY  (SINGLE  FAMILY
             MORTGAGE), 5.40%  DUE  8/1/2028*                                AAA/AAA       2,545,850
 2,500,000   CALIFORNIA  HOUSING  FINANCE  AGENCY  (MULTI-FAMILY  HOUSING
             REV.), 5-3/8%  DUE  2/1/2036*                                   AA3/AA-       2,483,900
 1,750,000   CALIFORNIA  POLLUTION CONTROL FINANCING AUTHORITY REV.
             (PACIFIC GAS & ELECTRIC  CO.),  5-7/8%  DUE  6/1/2023*          B3/CCC        1,631,665
 1,000,000   CALIFORNIA  POLLUTION CONTROL FINANCING AUTHORITY REV.
             (PACIFIC GAS & ELECTRIC  CO.),  5.85%  DUE  12/1/2023*          B3/CCC          932,420
 3,500,000   CALIFORNIA  STATEWIDE  CERTIFICATES  OF  PARTICIPATION
             (CHILDREN'S HOSPITAL OF  LOS  ANGELES),  5-1/4%  DUE 8/15/2029  A1/A+         3,390,275
 2,500,000   CUPERTINO,  CA  CERTIFICATES  OF  PARTICIPATION
             (CAPITAL IMPROVEMENT PROJECTS), 5-3/4%
             DUE  1/1/2016                                                   A1/AA-        2,580,100
 1,500,000   FOOTHILL/EASTERN  TRANSPORTATION  CORRIDOR AGENCY,
             CA TOLL ROAD REV., 5-3/4%  DUE  1/15/2040                       BAA3/BBB-     1,538,535
 1,000,000   LOS  ANGELES,  CA  DEPARTMENT  OF  WATER & POWER ELECTRIC
             PLANT REV., 5-1/2%  DUE  6/15/2029                              AAA/AAA       1,087,000
 2,970,000   MODESTO,  CA  IRRIGATION  DISTRICT  CERTIFICATES  OF
             PARTICIPATION, 5.30%  DUE  7/1/2022                             A2/A+         2,970,386
 2,005,000   PLEASANTON,  CA  JOINT  POWERS FINANCING AUTHORITY
             REASSESSMENT REV., 6.15%  DUE  9/2/2012                         BAA1/NR       2,107,716
 3,000,000   PUERTO  RICO  HIGHWAY  &  TRANSPORTATION  AUTHORITY  REV.,
             5-1/2%  DUE  7/1/2036                                           BAA1/A        3,139,980
 2,500,000   SACRAMENTO,  CA  MUNICIPAL  UTILITY  DISTRICT  ELECTRIC  REV.,
             5-1/4%  DUE  7/1/2028                                           A2/A          2,516,500

-----------------
*    RATINGS HAVE NOT BEEN AUDITED BY DELOITTE & TOUCHE LLP.
0    PRE-REFUNDED SECURITY.
* INTEREST INCOME EARNED FROM THIS SECURITY IS SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.
SEE  NOTES  TO  FINANCIAL  STATEMENTS.

PORTFOLIOS  OF  INVESTMENTS
SEPTEMBER  30,  2001

CALIFORNIA  HIGH-YIELD  SERIES (CONTINUED)

FACE                                                                         RATINGS*     MARKET
AMOUNT       MUNICIPAL BONDS                                                 MOODY'S/S&P  VALUE
----------   -------------------------------------------------------------   -----------  -----------
$3,000,000   SAN  BERNARDINO,  CA  JOINT  POWERS  FINANCING AUTHORITY
             (CALIFORNIA DEPT.  OF TRANSPORTATION  LEASE),  5-1/2%
             DUE  12/1/2020                                                  A1/A         $3,077,010
 2,000,000   WASHINGTON  TOWNSHIP, CA HOSPITAL DISTRICT HOSPITAL
             HEALTHCARE SYSTEM REV., 5-1/4%  DUE  7/1/2029                   A2/NR         1,991,140
                                                                                          ----------
TOTAL  MUNICIPAL  BONDS  (COST  $49,026,622)  --  85.3%                                   50,726,508
TOTAL  VARIABLE  RATE  DEMAND  NOTES  (COST  $2,250,000)  --  3.8%                         2,250,000
OTHER  ASSETS  LESS  LIABILITIES  --  10.9%                                                6,493,215
                                                                                         -----------
NET  ASSETS  -  100.0%                                                                   $59,469,723
                                                                                         ===========

CALIFORNIA QUALITY SERIES


FACE                                                                         RATINGS*     MARKET
AMOUNT       MUNICIPAL BONDS                                                 MOODY'S/S&P  VALUE
----------   -------------------------------------------------------------   -----------  -----------
$3,000,000   CALIFORNIA  DEPARTMENT OF WATER RESOURCES WATER SYSTEM
             REV. (CENTRAL VALLEY  PROJECT),  6.10%  DUE  12/1/2029          AAA/AA       $3,441,540
 2,000,000   CALIFORNIA  EDUCATIONAL  FACILITIES  AUTHORITY  REV.
             (STANFORD UNIVERSITY), 5.35%  DUE  6/1/2027                     AAA/AAA       2,062,540
 4,000,000   CALIFORNIA  EDUCATIONAL FACILITIES AUTHORITY REV.
             (UNIVERSITY OF SAN DIEGO), 5%  DUE  10/1/2028                   AA1/AA+       3,999,960
 4,000,000   CALIFORNIA  EDUCATIONAL  FACILITIES  AUTHORITY  REV.
             (UNIVERSITY OF SOUTHERN  CALIFORNIA),  5%  DUE  10/1/2028       AAA/NR        4,006,240
 2,380,000   CALIFORNIA  HOUSING  FINANCE  AGENCY  HOME  MORTGAGE  REV.,
             6-3/4%  DUE  2/1/2025*                                          AA2/AA-       2,463,871
 4,000,000   CALIFORNIA  POLLUTION CONTROL FINANCING AUTHORITY REV.
             (MOBIL OIL CORPORATION  PROJECT),  51  2%  DUE  12/1/202        AAA/AAA       4,170,440
 4,000,000   CALIFORNIA  STATE  GOS,  53  8%  DUE  10/1/2027                 AA3/A+        4,135,560
 3,780,000   CALIFORNIA  STATE  VETERANS'  GOS,  5.70%  DUE  12/1/2032*      AA3/AA-       3,845,167
 3,000,000   CALIFORNIA  STATEWIDE  COMMUNITIES  DEVELOPMENT  AUTHORITY
             CERTIFICATES  OF PARTICIPATION  (THE  TRUSTEES  OF  THE
             J.  PAUL  GETTY TRUST), 5% DUE 10/1/2023                        AAA/AAA       3,013,170
 4,000,000   CONTRA  COSTA,  CA  WATER DISTRICT  REV., 5% DUE 10/1/2024      AAA/AAA       4,017,560
 3,500,000   EAST  BAY,  CA  MUNICIPAL  UTILITY  DISTRICT WATER
             SYSTEM  REV., 5%  DUE  6/1/2026                                 AAA/AAA       3,507,630
 2,500,000   EASTERN  MUNICIPAL  WATER  DISTRICT,  CA  WATER  AND
             SEWER REV., 6-3/4%  DUE  7/1/2012                               AAA/AAA       3,086,200
 3,000,000   FRESNO,  CA SEWER SYSTEM REV., 5-1/4% DUE 9/1/2019              AAA/AAA       3,202,050
 4,000,000   LOS  ANGELES,  CA  DEPARTMENT  OF WATER & POWER WATER
             SYSTEM REV., 5-1/8%  DUE  7/1/2041                              AA3/AA        4,010,040
 1,000,000   MARIN,  CA MUNICIPAL WATER DISTRICT WATER REV., 5.65%
             DUE 7/1/2023                                                    A1/AA         1,031,330
 2,000,000   METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
             WATERWORKS GOS, 4-3/4%  DUE  3/1/2037                          AAA/AAA        1,915,400
 3,000,000   ORANGE  COUNTY, CA LOCAL TRANSPORTATION AUTHORITY
             (MEASURE M SALES TAX  REV.),  6%  DUE  2/15/2009               AAA/AAA        3,437,790
 1,000,000   RANCHO,  CA  WATER  DISTRICT  FINANCING  AUTHORITY REV.,
             5.90% DUE 11/1/2015                                            AAA/AAA        1,082,960

-----------------
*    RATINGS HAVE NOT BEEN AUDITED BY DELOITTE & TOUCHE LLP.
0    PRE-REFUNDED SECURITY.
* INTEREST INCOME EARNED FROM THIS SECURITY IS SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.
SEE  NOTES  TO  FINANCIAL  STATEMENTS.

PORTFOLIOS  OF  INVESTMENTS
SEPTEMBER  30,  2001

CALIFORNIA QUALITY SERIES (CONTINUED)


FACE                                                                         RATINGS*     MARKET
AMOUNT       MUNICIPAL BONDS                                                 MOODY'S/S&P  VALUE
----------   -------------------------------------------------------------   -----------  -----------
$4,000,000   REGENTS  OF  THE  UNIVERSITY  OF  CALIFORNIA  REV.
             (MULTIPLE PURPOSE PROJECTS), 5-3/8%  DUE  9/1/2024              AAA/AAA      $4,149,520
 4,000,000   SACRAMENTO  COUNTY,  CA  SANITATION  DISTRICTS
             FINANCING AUTHORITY  REV. (SACRAMENTO  REGIONAL  COUNTY
             SANITATION  DISTRICT),  5%  DUE  12/1/2027                      AAA/AAA       4,006,400
 1,000,000   SACRAMENTO  COUNTY,  CA  SANITATION  DISTRICTS  FINANCING
             AUTHORITY  REV. (SACRAMENTO  REGIONAL  COUNTY  SANITATION
             DISTRICT),  5-7/8%  DUE  12/1/2027                              AA3/AA       1,112,180
 4,300,000   SAN  DIEGO,  CA  PUBLIC  FACILITIES FINANCING AUTHORITY
             SEWER REV., 5%  DUE  5/15/2029                                  AAA/AAA      4,306,278
 4,250,000   SAN  FRANCISCO BAY AREA RAPID TRANSIT DISTRICT, CA (SALES
             TAX REV.), 5%  DUE  7/1/2028                                    AAA/AAA      4,255,653
 3,000,000   SAN  FRANCISCO,  CA  CITY AND COUNTY AIRPORTS COMMISSION
             REV. (INTERNATIONAL AIRPORT),  6.60%  DUE  5/1/2024*            AAA/AAA      3,275,370
                                                                                         ----------
TOTAL  MUNICIPAL  BONDS  (COST  $73,549,406)  --  97.1%                                  77,534,849
VARIABLE  RATE  DEMAND  NOTES  (COST  $1,100,000)  --  1.4%                               1,100,000
OTHER  ASSETS  LESS  LIABILITIES  --  1.5%                                                1,246,332
                                                                                         ----------
NET  ASSETS  --  100.0%                                                                 $79,881,181
                                                                                        ===========

FLORIDA SERIES


FACE                                                                         RATINGS*     MARKET
AMOUNT       MUNICIPAL BONDS                                                 MOODY'S/S&P  VALUE
----------   -------------------------------------------------------------   -----------  -----------
$2,000,000   BROWARD  COUNTY,  FL  AIRPORT  SYSTEM  REV.,  5-1/4%
             DUE  10/1/2026                                                  AAA/AAA      $1,999,980
 1,000,000   DADE  COUNTY,  FL  AVIATION  REV.,  61  8%
             DUE  10/1/2020*                                                 AAA/AAA       1,063,610
 2,000,000   DADE  COUNTY,  FL  PUBLIC  IMPROVEMENT  GOS,  5-3/4%
             DUE  10/1/2016                                                  AAA/AAA       2,118,680
 1,750,000   ESCAMBIA  COUNTY,  FL  HEALTH  FACILITIES  AUTHORITY REV.
             (ASCENSION HEALTH CREDIT  GROUP),  6%  DUE
             11/15/2031                                                      AA2/AA       1,885,853
   920,000   FLORIDA  HOUSING  FINANCE  AGENCY  REV.  (GENERAL  MORTGAGE),
             6.20%  DUE  7/1/2027                                            AA3/AA         962,228
   800,000   FLORIDA  HOUSING  FINANCE  AGENCY  REV.  (HOMEOWNER  MORTGAGE),
             6.35%  DUE  6/1/2014*                                           NR/AAA         831,712
   750,000   FLORIDA  HOUSING  FINANCE  AGENCY  REV.  (HOMEOWNER  MORTGAGE),
             5.95%  DUE  1/1/2032*                                           AAA/AAA        775,807
   650,000   FLORIDA  HOUSING  FINANCE  AGENCY  REV.
             (SINGLE  FAMILY  MORTGAGE), 6.55%  DUE  7/1/2014*               AAA/AAA        694,525
 2,500,000   FLORIDA  PORTS FINANCING COMMISSION REV. (STATE TRANSPORTATION
             TRUST FUND), 5-3/8%  DUE  6/1/2027*                             AAA/AAA      2,517,150
 2,500,000   FLORIDA  STATE TURNPIKE AUTHORITY REV., 5-5/8%
             DUE 7/1/2025                                                    AAA/AAA      2,570,550
 2,000,000   GREATER  ORLANDO  AVIATION  AUTHORITY,  FL  AIRPORT
             FACILITIES REV., 5-1/4%  DUE  10/1/2023*                        AAA/AAA      2,005,180
 2,500,000   HILLSBOROUGH COUNTY, FL AVIATION AUTHORITY REV.
             (TAMPA INTERNATIONAL AIRPORT),  5-3/8%  DUE  10/1/2023*         AAA/AAA      2,515,625
 2,000,000   HILLSBOROUGH COUNTY, FL SCHOOL BOARD (CERTIFICATES
             OF PARTICIPATION), 6%  DUE  7/1/2025                            AAA/AAA      2,302,220

-----------------
*    RATINGS HAVE NOT BEEN AUDITED BY DELOITTE & TOUCHE LLP.
0    PRE-REFUNDED SECURITY.
* INTEREST INCOME EARNED FROM THIS SECURITY IS SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.
SEE  NOTES  TO  FINANCIAL  STATEMENTS.

PORTFOLIOS  OF  INVESTMENTS
SEPTEMBER  30,  2001

FLORIDA SERIES (CONTINUED)


FACE                                                                         RATINGS*     MARKET
AMOUNT       MUNICIPAL BONDS                                                 MOODY'S/S&P  VALUE
----------   -------------------------------------------------------------   -----------  -----------
$2,000,000   JACKSONVILLE  ELECTRIC  AUTHORITY,  FL  REV.
             (ELECTRIC  SYSTEM), 5.10%  DUE  10/1/2032                       AA2/AA       $1,954,600
 2,000,000   JACKSONVILLE  ELECTRIC  AUTHORITY,  FL REV.
             (WATER & SEWER SYSTEM), 5-5/8%  DUE  10/1/2037                  AA3/AA-       2,020,620
 1,000,000   JACKSONVILLE,  FL PORT AUTHORITY AIRPORT REV.,
             6-1/4% DUE 10/1/2024*                                           AAA/AAA       1,080,640
 2,000,000   JACKSONVILLE,  FL  SEWAGE  &  SOLID  WASTE DISPOSAL
             FACILITIES REV. (ANHEUSER-BUSCH  PROJECT),  5-7/8%
             DUE  2/1/2036*                                                  A1/A+         2,064,240
 2,000,000   MARION  COUNTY,  FL  HOSPITAL  DISTRICT  HEALTH SYSTEM REV.
             (MUNROE REGIONAL HEALTH  SYSTEM),  5-5/8%  DUE  10/1/2024       A2/NR         2,018,980
 2,000,000   PALM  BEACH  COUNTY, FL SCHOOL BOARD CERTIFICATES OF
             PARTICIPATION, 5-1/8%  DUE  8/1/2026                            AAA/AAA2      2,005,640
 2,000,000   POLK  COUNTY,  FL  INDUSTRIAL  DEVELOPMENT  AUTHORITY
             SOLID  WASTE DISPOSAL FACILITIES  REV.
             (TAMPA ELECTRIC COMPANY PROJECT), 5.85% DUE 12/1/2030*          AA3/A         2,060,320
 2,000,000   REEDY  CREEK  IMPROVEMENT  DISTRICT,  FL UTILITIES REV.,
             5-1/8% DUE 10/1/2019                                            AAA/AAA       2,013,440
 1,750,000   TAMPA  BAY, FL REGIONAL WATER SUPPLY UTILITY SYSTEM
             AUTHORITY REV., 5-3/4%  DUE  10/1/2029                          AAA/AAA       1,989,715
   500,000   VILLAGE  CENTER COMMUNITY DEVELOPMENT DISTRICT, FL
             RECREATIONAL REV., 5.20%  DUE  11/1/2025                        AAA/AAA         504,930
                                                                                          ----------
TOTAL  MUNICIPAL  BONDS  (COST  $37,872,624)  --  98.0%                                   39,956,245
OTHER  ASSETS  LESS  LIABILITIES  --  2.0%                                                   823,460
                                                                                          ----------
NET  ASSETS  -  100.0%                                                                   $40,779,705
                                                                                          ==========

NORTH CAROLINA SERIES


FACE                                                                         RATINGS*     MARKET
AMOUNT       MUNICIPAL BONDS                                                 MOODY'S/S&P  VALUE
----------   -------------------------------------------------------------   -----------  -----------
$1,250,000   APPALACHIAN  STATE  UNIVERSITY,  NC  HOUSING & STUDENT
             CENTER SYSTEM REV.,  5.60%  DUE  7/15/2020                      AAA/NR       $1,325,150
 1,250,000   ASHEVILLE,  NC  WATER  SYSTEM  REV.,  5.70%  DUE 8/1/2025       AAA/AAA       1,307,000
 2,000,000   CHARLOTTE-MECKLENBURG  HOSPITAL  AUTHORITY,  NC  HEALTH
             CARE SYSTEM REV.,  5-3/4%  DUE  1/15/2021                       AA3/AA        2,076,740
 1,000,000   CHARLOTTE,  NC CERTIFICATES OF PARTICIPATION
             (CHARLOTTE-MECKLENBURG LAW  ENFORCEMENT  CENTER  PROJECT),
             5-3/8%  DUE  6/1/2013                                           AA1/AA+       1,032,000
 1,000,000   CHARLOTTE,  NC  STORM  WATER  FEE  REV.,
             6%  DUE 6/1/2025                                                AA2/AA+       1,096,850
 1,000,000   CHARLOTTE,  NC  WATER  &  SEWER  GOS,  5.90% DUE 2/1/2017       AAA/AAA       1,090,400
 1,250,000   CHARLOTTE,  NC  WATER  &  SEWER  SYSTEM  REV.,
             5-1/4% DUE 6/1/2025                                             AA1/AAA       1,266,950
   250,000   CITY  OF  WINSTON-SALEM,  NC  WATER  & SEWER SYSTEM REV.,
             5-1/8% DUE 6/1/2028                                             AA2/AAA         250,695
 1,000,000   CONCORD,  NC  UTILITIES  SYSTEM  REV.,  5%  DUE  12/1/2022      AAA/AAA         988,350
 1,500,000   FAYETTEVILLE,  NC PUBLIC WORKS COMMISSION REV.,
             5-1/8% DUE 3/1/2024                                             AAA/AAA       1,501,410
 2,500,000   MARTIN COUNTY INDUSTRIAL FACILITIES AND POLLUTION
             CONTROL FINANCING AUTHORITY,  NC  SOLID  WASTE  DISPOSAL
             REV.  (WEYERHAEUSER  COMPANY  PROJECT), 6%  DUE  11/1/2025*     A3/A-         2,518,825
 1,065,000   NORTH  CAROLINA  HOUSING  FINANCE  AGENCY  REV.
             (SINGLE  FAMILY), 6-1/2%  DUE  3/1/2018                         AA2/AA        1,110,795

-----------------
*    RATINGS HAVE NOT BEEN AUDITED BY DELOITTE & TOUCHE LLP.
0    PRE-REFUNDED SECURITY.
* INTEREST INCOME EARNED FROM THIS SECURITY IS SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.
SEE  NOTES  TO  FINANCIAL  STATEMENTS.

PORTFOLIOS  OF  INVESTMENTS
SEPTEMBER  30,  2001

NORTH CAROLINA SERIES (CONTINUED)


FACE                                                                         RATINGS*     MARKET
AMOUNT       MUNICIPAL BONDS                                                 MOODY'S/S&P  VALUE
----------   -------------------------------------------------------------   -----------  -----------
$1,000,000   NORTH  CAROLINA  HOUSING  FINANCE  AGENCY  REV.
            (HOME  OWNERSHIP), 6.40%  DUE  7/1/2028*                         AA2/AA       $1,057,490
 1,500,000   NORTH  CAROLINA MEDICAL CARE COMMISSION HOSPITAL REV.
            (FIRST HEALTH OF  THE  CAROLINAS  PROJECT),
             5%  DUE  10/1/2028                                              AA3/AA-       1,430,385
 1,500,000   NORTH CAROLINA MEDICAL CARE COMMISSION HOSPITAL REV.
             (GASTON HEALTH CARE),  5%  DUE  2/15/2029                       A1/A+         1,410,555
 1,500,000   NORTH  CAROLINA MUNICIPAL POWER AGENCY NO. 1 CATAWBA
             ELECTRIC REV., 5-3/4%  DUE  1/1/2015                            AAA/AAA       1,546,725
 1,750,000   NORTH  CAROLINA MUNICIPAL POWER AGENCY NO. 1
             CATAWBA ELECTRIC REV., 5%  DUE  1/1/2020                        AAA/AAA       1,779,295
 1,000,000   ORANGE,  NC  WATER  &  SEWER  AUTHORITY  REV.,
             5.20%  DUE 7/1/2016                                             AA1/AA        1,016,000
 1,250,000   UNIVERSITY  OF  NORTH  CAROLINA AT CHARLOTTE REV.
             (STUDENT ACTIVITY CENTER),  5-1/2%  DUE  6/1/2021               AAA/AAA       1,283,563
 1,000,000   UNIVERSITY  OF  NORTH  CAROLINA AT CHAPEL HILL
             HOSPITAL REV., 5-1/4%  DUE  2/15/2026                           A1/AA         1,001,550
 1,550,000   WAKE  COUNTY  INDUSTRIAL  FACILITIES  & POLLUTION
             CONTROL FINANCING AUTHORITY, NC (CAROLINA POWER & LIGHT),
             6.90% DUE 4/1/2009                                              A3/BBB+       1,578,489
                                                                                         -----------
TOTAL  MUNICIPAL  BONDS  (COST  $26,589,463)  --  94.4%                                   27,669,217
TOTAL  VARIABLE  RATE  DEMAND  NOTES  (COST  $1,000,000)  --  3.4%                         1,000,000
OTHER  ASSETS  LESS  LIABILITIES  --  2.2%                                                   631,761
                                                                                         -----------
NET  ASSETS  --  100.0%                                                                  $29,300,978
                                                                                         ===========

-----------------
*    RATINGS HAVE NOT BEEN AUDITED BY DELOITTE & TOUCHE LLP.
0    PRE-REFUNDED SECURITY.
* INTEREST INCOME EARNED FROM THIS SECURITY IS SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.
SEE  NOTES  TO  FINANCIAL  STATEMENTS.

STATEMENTS  OF  ASSETS  AND  LIABILITIES
SEPTEMBER  30,  2001


                                           CALIFORNIA           CALIFORNIA                                NORTH
                                           HIGH-YIELD           QUALITY              FLORIDA              CAROLINA
                                           SERIES               SERIES               SERIES               SERIES
                                           -----------          -----------          -----------          -----------
ASSETS:
INVESTMENTS,  AT  VALUE
   (SEE  PORTFOLIOS  OF  INVESTMENTS):
   LONG-TERM  HOLDINGS                     $50,726,508          $77,534,849          $39,956,245          $27,669,217
   SHORT-TERM  HOLDINGS                      2,250,000            1,100,000              --                 1,000,000
                                           -----------          -----------          -----------          -----------
                                            52,976,508           78,634,849           39,956,245           28,669,217
CASH                                            75,418               78,517               87,112               84,414
INTEREST  RECEIVABLE                           795,658            1,308,068              832,928              422,081
RECEIVABLE  FOR  SHARES  OF  BENEFICIAL
   INTEREST  SOLD                            5,817,340              145,634              148,371              165,656
EXPENSES  PREPAID  TO  SHAREHOLDER
   SERVICE  AGENT                                8,364               10,691                5,236                4,037
RECEIVABLE  FOR  SECURITIES  SOLD                1,000                   --                   --               70,379
OTHER                                            2,410                1,130                  599                  425
                                           -----------          -----------          -----------          -----------
TOTAL  ASSETS                               59,676,698           80,178,889           41,030,491           29,416,209
                                           -----------          -----------          -----------          -----------
LIABILITIES:
DIVIDENDS  PAYABLE                              84,742              120,235               68,627               44,316
PAYABLE  FOR  SHARES  OF  BENEFICIAL
   INTEREST REPURCHASED                         19,731               35,371               95,903                   50
PAYABLE  TO  THE  MANAGER                       15,613               32,796               12,346               11,930
ACCRUED  EXPENSES  AND  OTHER                   86,889              109,306               73,910               58,935
                                           -----------          -----------          -----------          -----------
TOTAL  LIABILITIES                             206,975              297,708              250,786              115,231
                                           -----------          -----------          -----------          -----------
NET  ASSETS                                $59,469,723          $79,881,181          $40,779,705          $29,300,978
                                           ===========          ===========          ===========          ===========
COMPOSITION  OF  NET  ASSETS:
SHARES OF BENEFICIAL INTEREST, AT PAR:
   CLASS  A                                     $7,581              $10,808               $4,655               $3,262
   CLASS  C                                        496                  284                  288                  260
   CLASS  D                                        895                  486                  229                  192
ADDITIONAL  PAID-IN  CAPITAL                57,650,852           75,322,038           38,713,626           28,188,945
UNDISTRIBUTED NET INVESTMENT INCOME              4,379                6,998                   --                4,002
UNDISTRIBUTED/ACCUMULATED  NET
   REALIZED  GAIN  (LOSS)                      105,634              555,124              (22,714)              24,563
NET  UNREALIZED  APPRECIATION
   OF  INVESTMENTS                           1,699,886            3,985,443            2,083,621            1,079,754
                                           -----------          -----------          -----------          -----------
NET  ASSETS                                $59,469,723          $79,881,181          $40,779,705          $29,300,978
                                           ===========          ===========          ===========          ===========
NET  ASSETS:
   CLASS  A                                $50,238,528          $74,585,458          $36,694,604          $25,737,460
   CLASS  C                                 $3,293,025           $1,951,604           $2,274,301           $2,049,373
   CLASS  D                                 $5,938,170           $3,344,119           $1,810,800           $1,514,145
SHARES  OF  BENEFICIAL  INTEREST
   OUTSTANDING  (UNLIMITED  SHARES
   AUTHORIZED;  $0.001  PAR  VALUE):
   CLASS  A                                  7,581,422           10,808,478            4,655,206            3,262,242
   CLASS  C                                    496,309              283,569              287,961              260,114
   CLASS  D                                    894,976              486,143              229,304              192,076
NET  ASSET  VALUE  PER  SHARE:
   CLASS  A                                      $6.63                $6.90                $7.88                $7.89
   CLASS  C                                      $6.64                $6.88                $7.90                $7.88
   CLASS  D                                      $6.64                $6.88                $7.90                $7.88

-------------
SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS  OF  OPERATIONS
FOR  THE  YEAR  ENDED  SEPTEMBER  30,  2001

                                           CALIFORNIA           CALIFORNIA                                NORTH
                                           HIGH-YIELD           QUALITY              FLORIDA              CAROLINA
                                           SERIES               SERIES               SERIES               SERIES
                                           -----------          -----------          -----------          ----------
INVESTMENT  INCOME:
INTEREST                                   $2,911,145           $4,238,144           $2,146,721           $1,550,141
EXPENSES:
MANAGEMENT  FEES                              270,775               401,463             198,747              143,116
DISTRIBUTION AND SERVICE FEES                 128,153               118,943             122,164               93,826
SHAREHOLDER ACCOUNT SERVICES                   80,443               102,868              54,335               40,836
AUDITING AND LEGAL FEES                        39,272                47,305              33,383               31,452
REGISTRATION                                   22,437                14,050              11,496               12,163
CUSTODY AND RELATED SERVICES                   18,404                24,020              10,453                7,211
SHAREHOLDER REPORTS AN COMMUNICATIONS          15,961                19,758              11,858                8,002
TRUSTEES' FEES AND EXPENSES                     3,624                 4,100               4,905                5,096
MISCELLANEOUS                                   5,312                 5,835               4,851                4,611
                                           -----------          -----------          -----------          ----------
TOTAL EXPENSES BEFORE REIMBURSEMENT           584,381               738,342             452,192              346,313
REIMBURSEMENT  OF  EXPENSES                  (134,295)                   --            (150,154)                  --
                                           -----------          -----------          -----------          ----------
TOTAL EXPENSES AFTER REIMBURSEMENT            450,086               738,342             302,038              346,313
                                           -----------          -----------          -----------          ----------
NET INVESTMENT INCOME                       2,461,059             3,499,802           1,844,683            1,203,828
                                           -----------          -----------          -----------          ----------
NET REALIZED AND UNREALIZED
   GAIN  ON  INVESTMENTS:
NET REALIZED GAIN ON INVESTMENTS              286,437               781,283                8,324             100,861
NET CHANGE IN UNREALIZED APPRECIATION/
   DEPRECIATION OF INVESTMENTS              2,051,481             3,738,304            2,119,259           1,236,670
                                           -----------          -----------          -----------         -----------
NET GAIN ON INVESTMENTS                     2,337,918             4,519,587            2,127,583           1,337,531
                                           -----------          -----------          -----------         -----------
INCREASE IN NET ASSETS
   FROM OPERATIONS                         $4,798,977            $8,019,389           $3,972,266          $2,541,359
                                           ===========          ===========          ===========         ===========

-------------
SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS


                                          CALIFORNIA  HIGH-YIELD  SERIES            CALIFORNIA  QUALITY  SERIES
                                          -------------------------------           --------------------------------
                                          YEAR  ENDED  SEPTEMBER  30,               YEAR  ENDED  SEPTEMBER  30,
                                          -------------------------------           --------------------------------
                                          2001                 2000                 2001                 2000
OPERATIONS:
NET INVESTMENT INCOME                      $2,461,059           $2,913,942           $3,499,802           $3,575,696
NET REALIZED GAIN (LOSS) ON INVESTMENTS       286,437             (180,803)             781,283              288,511
NET CHANGE IN UNREALIZED APPRECIATION/
   DEPRECIATION  OF  INVESTMENTS            2,051,481            1,019,062            3,738,304            1,703,233
                                          -----------          -----------          -----------          -----------
INCREASE  IN  NET  ASSETS
   FROM  OPERATIONS                         4,798,977            3,752,201            8,019,389            5,567,440
                                          -----------          -----------          -----------          -----------
DISTRIBUTIONS  TO  SHAREHOLDERS:
NET  INVESTMENT  INCOME:
   CLASS  A                                (2,144,922)          (2,583,071)          (3,339,899)          (3,416,025)
   CLASS  C                                   (96,619)             (54,390)             (32,132)              (4,261)
   CLASS  D                                  (215,139)            (276,481)            (120,773)            (155,410)
NET  REALIZED  GAIN  ON  INVESTMENTS:
   CLASS  A                                        --             (681,175)            (207,155)            (824,137)
   CLASS  C                                        --              (14,435)                (745)                (108)
   CLASS  D                                        --              (94,111)             (10,501)             (48,062)
                                          -----------          -----------          -----------          -----------
DECREASE  IN  NET  ASSETS
   FROM  DISTRIBUTIONS                     (2,456,680)          (3,703,663)          (3,711,205)          (4,448,003)
                                          -----------          -----------          -----------          -----------
CAPITAL  SHARE  TRANSACTIONS:
NET  PROCEEDS  FROM  SALES  OF SHARES      10,577,339            6,242,146            8,154,031            3,003,653
INVESTMENT  OF  DIVIDENDS                   1,427,898            1,653,092            1,728,514            1,659,067
EXCHANGED FROM ASSOCIATED FUNDS            12,062,472            4,370,134            5,399,413            2,549,385
SHARES  ISSUED  IN  PAYMENT  OF
   GAIN  DISTRIBUTIONS                             --              557,051              131,480              503,970
                                          -----------          -----------          -----------          -----------
TOTAL                                      24,067,709           12,822,423           15,413,438            7,716,075
                                          -----------          -----------          -----------          -----------
COST  OF  SHARES  REPURCHASED              (6,929,628)         (18,350,524)         (13,328,755)         (10,873,129)
EXCHANGED INTO ASSOCIATED FUNDS           (15,352,426)          (5,684,909)          (1,286,504)          (2,276,589)
                                          -----------          -----------          -----------          -----------
TOTAL                                     (22,282,054)         (24,035,433)         (14,615,259)         (13,149,718)
                                          -----------          -----------          -----------          -----------
INCREASE  (DECREASE)  IN  NET  ASSETS
   FROM  CAPITAL  SHARE  TRANSACTIONS       1,785,655          (11,213,010)             798,179           (5,433,643)
                                          -----------          -----------          -----------          -----------
INCREASE  (DECREASE)  IN  NET  ASSETS       4,127,952          (11,164,472)           5,106,363           (4,314,206)
NET  ASSETS:
BEGINNING  OF  YEAR                        55,341,771           66,506,243           74,774,818           79,089,024
                                          -----------          -----------          -----------          -----------
END  OF  YEAR                             $59,469,723          $55,341,771          $79,881,181          $74,774,818
                                          ===========          ===========          ===========          ===========

-------------
SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS  OF  CHANGES  IN  NET  ASSETS


                                          FLORIDA  SERIES                           NORTH CAROLINA  SERIES
                                          -------------------------------           --------------------------------
                                          YEAR  ENDED  SEPTEMBER  30,               YEAR  ENDED  SEPTEMBER  30,
                                          -------------------------------           --------------------------------
                                          2001                 2000                 2001                 2000
OPERATIONS:
NET INVESTMENT INCOME                      $1,844,683           $1,903,231           $1,203,828           $1,246,725
NET  REALIZED  GAIN  ON  INVESTMENTS            8,324              107,669              100,861              121,975
NET  CHANGE IN UNREALIZED APPRECIATION/
   DEPRECIATION OF INVESTMENTS              2,119,259              390,337            1,236,670                8,231
                                          -----------          -----------          -----------          -----------
INCREASE  IN  NET  ASSETS
   FROM  OPERATIONS                         3,972,266            2,401,237            2,541,359            1,376,931
                                          -----------          -----------          -----------          -----------
DISTRIBUTIONS  TO  SHAREHOLDERS:
NET  INVESTMENT  INCOME:
   CLASS  A                                (1,723,855)          (1,818,184)          (1,095,992)         (1,185,581)
   CLASS  C                                   (54,266)             (15,993)             (53,114)             (4,991)
   CLASS  D                                   (66,562)             (69,054)             (50,720)            (56,153)
NET  REALIZED  GAIN  ON  INVESTMENTS:
   CLASS  A                                  (125,082)            (222,212)             (77,096)           (342,478)
   CLASS  C                                    (2,517)              (1,469)              (1,858)               (129)
   CLASS  D                                    (5,634)             (10,618)              (3,847)            (19,882)
                                          -----------          -----------          -----------          -----------
DECREASE  IN  NET  ASSETS
  FROM  DISTRIBUTIONS                      (1,977,916)          (2,137,530)          (1,282,627)         (1,609,214)
                                          -----------          -----------          -----------          -----------
CAPITAL  SHARE  TRANSACTIONS:
NET PROCEEDS FROM SALES OF SHARES           6,347,942            3,114,826            3,500,181            1,363,046
INVESTMENT  OF  DIVIDENDS                     832,310              683,899              651,517              623,699
EXCHANGED  FROM  ASSOCIATED  FUNDS          4,184,440            2,330,562            1,091,287              563,578
SHARES  ISSUED  IN  PAYMENT  OF
   GAIN  DISTRIBUTIONS                         78,819              113,527               59,343              265,268
                                          -----------          -----------          -----------          -----------
TOTAL                                      11,443,511             6,242,814           5,302,328            2,815,591
                                          -----------          -----------          -----------          -----------
COST  OF  SHARES  REPURCHASED              (6,647,822)           (6,943,778)         (3,805,367)          (4,464,682)
EXCHANGES  INTO  ASSOCIATED  FUNDS         (3,121,224)           (2,154,127)           (235,442)            (254,861)
                                          -----------          -----------          -----------          -----------
TOTAL                                      (9,769,046)           (9,097,905)         (4,040,809)          (4,719,543)
                                          -----------          -----------          -----------          -----------
INCREASE (DECREASE) IN  NET ASSETS
   FROM CAPITAL SHARE TRANSACTIONS          1,674,465            (2,855,091)          1,261,519           (1,903,952)
                                          -----------          -----------          -----------          -----------
INCREASE  (DECREASE)  IN  NET  ASSETS       3,668,815            (2,591,384)          2,520,251           (2,136,235)
NET  ASSETS:
BEGINNING  OF  YEAR                        37,110,890           39,702,274           26,780,727           28,916,962
                                          -----------          -----------          -----------          -----------
END  OF  YEAR                             $40,779,705          $37,110,890          $29,300,978          $26,780,727
                                          ===========          ===========          ===========          ===========

-------------

NOTES  TO  FINANCIAL  STATEMENTS

1. MULTIPLE CLASSES OF SHARES -- SELIGMAN MUNICIPAL SERIES TRUST (THE "TRUST") CONSISTS OF FOUR SEPARATE SERIES: THE "CALIFORNIA HIGH-YIELD SERIES," THE "CALIFORNIA QUALITY SERIES," THE "FLORIDA SERIES," AND THE "NORTH CAROLINA SERIES." EACH SERIES OF THE TRUST OFFERS THREE CLASSES OF SHARES. CLASS A SHARES ARE SOLD WITH AN INITIAL SALES CHARGE OF UP TO 4.75% AND A CONTINUING SERVICE FEE OF UP TO 0.25% ON AN ANNUAL BASIS. CLASS A SHARES PURCHASED IN AN AMOUNT OF $1,000,000 OR MORE ARE SOLD WITHOUT AN INITIAL SALES CHARGE BUT ARE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE ("CDSC") OF 1% ON REDEMPTIONS WITHIN 18 MONTHS OF PURCHASE. CLASS C SHARES ARE SOLD WITH AN INITIAL SALES CHARGE OF UP TO 1% AND ARE SUBJECT TO A DISTRIBUTION FEE OF UP TO 0.75% AND A SERVICE FEE OF UP TO 0.25% ON AN ANNUAL BASIS, AND A CDSC, IF APPLICABLE, OF 1% IMPOSED ON REDEMPTIONS MADE WITHIN 18 MONTHS OF PURCHASE. CLASS D SHARES ARE SOLD WITHOUT AN INITIAL SALES CHARGE BUT ARE SUBJECT TO A DISTRIBUTION FEE OF UP TO 0.75% AND A SERVICE FEE OF UP TO 0.25% ON AN ANNUAL BASIS, AND A CDSC, IF APPLICABLE, OF 1% IMPOSED ON REDEMPTIONS MADE WITHIN ONE YEAR OF PURCHASE. THE THREE CLASSES OF SHARES FOR EACH SERIES REPRESENT INTERESTS IN THE SAME PORTFOLIO OF INVESTMENTS, HAVE THE SAME RIGHTS AND ARE GENERALLY IDENTICAL IN ALL RESPECTS EXCEPT THAT EACH CLASS BEARS ITS SEPARATE DISTRIBUTION AND CERTAIN OTHER CLASS-SPECIFIC EXPENSES, AND HAS EXCLUSIVE VOTING RIGHTS WITH RESPECT TO ANY MATTER ON WHICH A SEPARATE VOTE OF ANY CLASS IS REQUIRED.

2. SIGNIFICANT ACCOUNTING POLICIES -- THE FINANCIAL STATEMENTS HAVE BEEN PREPARED IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA, WHICH REQUIRE MANAGEMENT TO MAKE CERTAIN ESTIMATES AND ASSUMPTIONS AT THE DATE OF THE FINANCIAL STATEMENTS. THE FOLLOWING SUMMARIZES THE SIGNIFICANT ACCOUNTING POLICIES OF THE TRUST:

     A. SECURITY VALUATION -- ALL MUNICIPAL SECURITIES AND OTHER SHORT-TERM HOLDINGS MATURING IN MORE THAN 60 DAYS ARE VALUED BASED UPON QUOTATIONS PROVIDED BY AN INDEPENDENT PRICING SERVICE OR, IN THEIR ABSENCE, AT FAIR VALUE DETERMINED IN ACCORDANCE WITH PROCEDURES APPROVED BY THE TRUSTEES. SHORT-TERM HOLDINGS MATURING IN 60 DAYS OR LESS ARE GENERALLY VALUED AT AMORTIZED COST.

     B. FEDERAL TAXES -- THERE IS NO PROVISION FOR FEDERAL INCOME TAX. EACH SERIES HAS ELECTED TO BE TAXED AS A REGULATED INVESTMENT COMPANY AND INTENDS TO DISTRIBUTE SUBSTANTIALLY ALL TAXABLE NET INCOME AND NET REALIZED GAINS.

     C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- INVESTMENT TRANSACTIONS ARE RECORDED ON TRADE DATES. IDENTIFIED COST OF INVESTMENTS SOLD IS USED FOR BOTH FINANCIAL STATEMENT AND FEDERAL INCOME TAX PURPOSES. INTEREST INCOME IS RECORDED ON THE ACCRUAL BASIS. THE TRUST AMORTIZES ORIGINAL ISSUE DISCOUNTS AND PREMIUMS PAID ON PURCHASES OF PORTFOLIO SECURITIES. THE TRUST WILL ADOPT THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES. AS REQUIRED, EFFECTIVE OCTOBER 1, 2001, THE TRUST WILL BEGIN AMORTIZING MARKET DISCOUNTS ON PURCHASES OF PORTFOLIO SECURITIES FOR FINANCIAL REPORTING PURPOSES. THE CUMULATIVE EFFECT OF THIS ACCOUNTING CHANGE IS IMMATERIAL AND WILL HAVE NO IMPACT ON THE TOTAL NET ASSETS OF ANY SERIES OF THE TRUST.

     D. MULTIPLE CLASS ALLOCATIONS -- EACH SERIES' INCOME, EXPENSES (OTHER THAN CLASS-SPECIFIC EXPENSES), AND REALIZED AND UNREALIZED GAINS OR LOSSES ARE ALLOCATED DAILY TO EACH CLASS OF SHARES OF THAT SERIES BASED UPON THE RELATIVE VALUE OF THE SHARES OF EACH CLASS. CLASS-SPECIFIC EXPENSES, WHICH INCLUDE DISTRIBUTION AND SERVICE FEES AND ANY OTHER ITEMS THAT ARE SPECIFICALLY ATTRIBUTABLE TO A PARTICULAR CLASS, ARE CHARGED DIRECTLY TO SUCH CLASS. FOR THE YEAR ENDED SEPTEMBER 30, 2001, DISTRIBUTION AND SERVICE FEES WERE THE ONLY CLASS-SPECIFIC EXPENSES.

     E. DISTRIBUTIONS TO SHAREHOLDERS -- DIVIDENDS ARE DECLARED DAILY AND PAID MONTHLY. OTHER DISTRIBUTIONS PAID BY THE TRUST ARE RECORDED ON THE EX-DIVIDEND DATE. THE TREATMENT FOR FINANCIAL STATEMENT PURPOSES OF DISTRIBUTIONS MADE TO SHAREHOLDERS DURING THE YEAR FROM NET INVESTMENT INCOME OR NET REALIZED GAINS MAY DIFFER FROM THEIR ULTIMATE TREATMENT FOR FEDERAL INCOME TAX PURPOSES. THESE DIFFERENCES ARE CAUSED PRIMARILY BY DIFFERENCES IN THE TIMING OF THE RECOGNITION OF CERTAIN COMPONENTS OF INCOME, EXPENSE, OR REALIZED CAPITAL GAIN FOR FEDERAL INCOME TAX PURPOSES. WHERE SUCH DIFFERENCES ARE PERMANENT IN NATURE, THEY ARE RECLASSIFIED IN THE COMPONENTS OF NET ASSETS BASED ON THEIR ULTIMATE CHARACTERIZATION FOR FEDERAL INCOME TAX PURPOSES. ANY SUCH RECLASSIFICATIONS WILL HAVE NO EFFECT ON NET ASSETS, RESULTS OF OPERATIONS, OR NET ASSET VALUES PER SHARE OF ANY SERIES OF THE TRUST.

3. PURCHASES AND SALES OF SECURITIES -- PURCHASES AND SALES OF PORTFOLIO SECURITIES, EXCLUDING SHORT-TERM INVESTMENTS, FOR THE YEAR ENDED SEPTEMBER 30, 2001, WERE AS FOLLOWS:

     SERIES                          PURCHASES      SALES
     ----------------------         ----------      ------------
     CALIFORNIA  HIGH-YIELD         $ 1,500,000      $ 6,909,544
     CALIFORNIA  QUALITY             15,527,240       15,988,110
     FLORIDA                          5,203,680        3,652,625
     NORTH  CAROLINA                  1,528,610        2,511,906

          AT SEPTEMBER 30, 2001, EACH SERIES' COST OF INVESTMENTS FOR FEDERAL INCOME TAX PURPOSES WAS SUBSTANTIALLY THE SAME AS THE COST FOR FINANCIAL REPORTING PURPOSES, AND THE TAX BASIS GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF PORTFOLIO SECURITIES WERE AS FOLLOWS:

                                    TOTAL           TOTAL
                                    UNREALIZED      UNREALIZED
     SERIES                         APPRECIATION    DEPRECIATION
     ----------------------         ------------    ------------
     CALIFORNIA  HIGH-YIELD         $1,999,189      $299,303
     CALIFORNIA  QUALITY             3,985,443            --
     FLORIDA                         2,088,590         4,969
     NORTH  CAROLINA                 1,116,984        37,230

4. MANAGEMENT FEE, DISTRIBUTION SERVICES, AND OTHER TRANSACTIONS -- J. & W. SELIGMAN & CO. INCORPORATED (THE "MANAGER") MANAGES THE AFFAIRS OF THE TRUST AND PROVIDES THE NECESSARY PERSONNEL AND FACILITIES. COMPENSATION OF ALL OFFICERS OF THE TRUST, ALL TRUSTEES OF THE TRUST WHO ARE EMPLOYEES OF THE MANAGER, AND ALL PERSONNEL OF THE TRUST AND THE MANAGER IS PAID BY THE MANAGER. THE MANAGER'S FEE IS CALCULATED DAILY AND PAYABLE MONTHLY, EQUAL TO 0.50% PER ANNUM OF EACH SERIES' AVERAGE DAILY NET ASSETS. THE MANAGER, AT ITS DISCRETION, AGREED TO REIMBURSE EXPENSES, OTHER THAN DISTRIBUTION AND SERVICE FEES, FOR THE YEAR ENDED SEPTEMBER 30, 2001 THAT EXCEEDED 0.60% AND 0.45% PER ANNUM OF THE AVERAGE DAILY NET ASSETS OF CALIFORNIA HIGH-YIELD SERIES AND FLORIDA SERIES, RESPECTIVELY.

     SELIGMAN ADVISORS, INC. (THE "DISTRIBUTOR"), AGENT FOR THE DISTRIBUTION OF EACH SERIES' SHARES AND AN AFFILIATE OF THE MANAGER, RECEIVED THE FOLLOWING CONCESSIONS FROM SALES OF CLASS A SHARES, AFTER COMMISSIONS WERE PAID TO DEALERS FOR SALES OF CLASS A AND CLASS C SHARES:

                                    DISTRIBUTOR     DEALER
     SERIES                         CONCESSIONS     COMMISSIONS
     ----------------------         ------------    -----------
     CALIFORNIA  HIGH-YIELD         $ 8,901         $ 74,906
     CALIFORNIA  QUALITY             12,096           94,533
     FLORIDA                         12,770          102,803
     NORTH  CAROLINA                  5,395           50,627

     THE TRUST HAS AN ADMINISTRATION, SHAREHOLDER SERVICES AND DISTRIBUTION PLAN (THE "PLAN") WITH RESPECT TO DISTRIBUTION OF ITS SHARES. UNDER THE PLAN, WITH RESPECT TO CLASS A SHARES, SERVICE ORGANIZATIONS CAN ENTER INTO AGREEMENTS WITH THE DISTRIBUTOR AND RECEIVE CONTINUING FEES OF UP TO 0.25% ON AN ANNUAL BASIS, PAYABLE QUARTERLY, OF THE AVERAGE DAILY NET ASSETS OF THE CLASS A SHARES ATTRIBUTABLE TO THE PARTICULAR SERVICE ORGANIZATIONS FOR PROVIDING PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS. THE DISTRIBUTOR CHARGES SUCH FEES TO THE TRUST PURSUANT TO THE PLAN. FOR THE YEAR ENDED SEPTEMBER 30, 2001, FOR CALIFORNIA HIGH-YIELD SERIES, CALIFORNIA QUALITY SERIES, FLORIDA SERIES, AND NORTH CAROLINA SERIES, FEES INCURRED UNDER THE PLAN AGGREGATED $45,805, $75,836, $91,733, AND $64,489, RESPECTIVELY, OR 0.10%, 0.10%, 0.25%,
AND 0.25%, RESPECTIVELY, PER ANNUM OF AVERAGE DAILY NET ASSETS OF CLASS A
SHARES.
     UNDER THE PLAN, WITH RESPECT TO CLASS C SHARES AND CLASS D SHARES, SERVICE ORGANIZATIONS CAN ENTER INTO AGREEMENTS WITH THE DISTRIBUTOR AND RECEIVE CONTINUING FEES FOR PROVIDING PERSONAL SERVICES AND/OR THE MAINTENANCE OF SHAREHOLDER ACCOUNTS OF UP TO 0.25% ON AN ANNUAL BASIS OF THE AVERAGE DAILY NET ASSETS OF THE CLASS C AND CLASS D SHARES FOR WHICH THE ORGANIZATIONS ARE RESPONSIBLE, AND FEES FOR PROVIDING OTHER DISTRIBUTION ASSISTANCE OF UP TO 0.75% ON AN ANNUAL BASIS OF SUCH AVERAGE DAILY NET ASSETS. SUCH FEES ARE PAID MONTHLY BY THE TRUST TO THE DISTRIBUTOR PURSUANT TO THE PLAN. FOR THE YEAR ENDED SEPTEMBER 30, 2001, FEES INCURRED UNDER THE PLAN EQUIVALENT TO 1% PER ANNUM OF THE AVERAGE DAILY NET ASSETS OF CLASS C AND CLASS D SHARES WERE AS FOLLOWS:

     SERIES                         CLASS C         CLASS  D
     ----------------------         ------------    --------
     CALIFORNIA  HIGH-YIELD         $25,481         $56,867
     CALIFORNIA  QUALITY              9,077          34,030
     FLORIDA                         13,666          16,765
     NORTH  CAROLINA                 15,015          14,322

     THE DISTRIBUTOR IS ENTITLED TO RETAIN ANY CDSC IMPOSED ON CERTAIN REDEMPTIONS OF CLASS A AND CLASS C SHARES OCCURRING WITHIN 18 MONTHS OF PURCHASE AND ON REDEMPTIONS OF CLASS D SHARES OCCURRING WITHIN ONE YEAR OF PURCHASE. FOR THE YEAR ENDED SEPTEMBER 30, 2001, SUCH CHARGES AMOUNTED TO $1,120 FOR CALIFORNIA HIGH-YIELD SERIES, $4,135 FOR CALIFORNIA QUALITY SERIES, $26 FOR FLORIDA SERIES, AND $9,000 FOR NORTH CAROLINA SERIES.

     SELIGMAN SERVICES, INC., AN AFFILIATE OF THE MANAGER, IS ELIGIBLE TO RECEIVE COMMISSIONS FROM CERTAIN SALES OF TRUST SHARES, AS WELL AS DISTRIBUTION AND SERVICE FEES PURSUANT TO THE PLAN. FOR THE YEAR ENDED SEPTEMBER 30, 2001, SELIGMAN SERVICES, INC. RECEIVED COMMISSIONS FROM THE SALES OF SHARES OF EACH SERIES AND DISTRIBUTION AND SERVICE FEES, PURSUANT TO THE PLAN, AS FOLLOWS:

                                                    DISTRIBUTION  AND
     SERIES                         COMMISSIONS     SERVICE  FEES
     ----------------------         ------------    -----------------
     CALIFORNIA  HIGH-YIELD         $8,124          $4,328
     CALIFORNIA  QUALITY             6,003           2,799
     FLORIDA                           196           3,549
     NORTH  CAROLINA                 1,925           2,432

     SELIGMAN DATA CORP., WHICH IS OWNED BY CERTAIN ASSOCIATED INVESTMENT COMPANIES, CHARGED AT COST FOR SHAREHOLDER ACCOUNT SERVICES THE FOLLOWING
AMOUNTS:
     SERIES
     ----------------------
     CALIFORNIA  HIGH-YIELD         $ 80,443
     CALIFORNIA  QUALITY             102,868
     FLORIDA                          54,335
     NORTH  CAROLINA                  40,836

     CERTAIN OFFICERS AND TRUSTEES OF THE TRUST ARE OFFICERS OR DIRECTORS OF THE MANAGER, THE DISTRIBUTOR, SELIGMAN SERVICES, INC., AND/OR SELIGMAN DATA CORP.

     THE TRUST HAS A COMPENSATION AGREEMENT UNDER WHICH TRUSTEES WHO RECEIVE FEES MAY ELECT TO DEFER RECEIVING SUCH FEES. TRUSTEES MAY ELECT TO HAVE THEIR DEFERRED FEES ACCRUE INTEREST OR EARN A RETURN BASED ON THE PERFORMANCE OF SELECTED SERIES OF THE TRUST OR OTHER FUNDS IN THE SELIGMAN GROUP OF INVESTMENT COMPANIES. DEFERRED FEES AND RELATED ACCRUED EARNINGS ARE NOT DEDUCTIBLE FOR FEDERAL INCOME TAX PURPOSES UNTIL SUCH AMOUNTS ARE PAID. THE COST OF SUCH FEES AND EARNINGS/LOSS ACCRUED THEREON IS INCLUDED IN TRUSTEES' FEES AND EXPENSES, AND THE ACCUMULATED BALANCES THEREOF AT SEPTEMBER 30, 2001, ARE INCLUDED IN ACCRUED EXPENSES AND OTHER LIABILITIES AS FOLLOWS:

     SERIES
     ----------------------
     CALIFORNIA  HIGH-YIELD         $17,865
     CALIFORNIA  QUALITY             18,004
     FLORIDA                          9,789
     NORTH  CAROLINA                  7,604

5. COMMITTED LINE OF CREDIT -- THE TRUST IS A PARTICIPANT IN A JOINT $825 MILLION COMMITTED LINE OF CREDIT THAT IS SHARED BY SUBSTANTIALLY ALL OPEN-END FUNDS IN THE SELIGMAN GROUP OF INVESTMENT COMPANIES. EACH SERIES' BORROWINGS ARE LIMITED TO 10% OF ITS NET ASSETS. BORROWINGS PURSUANT TO THE CREDIT FACILITY ARE SUBJECT TO INTEREST AT A PER ANNUM RATE EQUAL TO THE OVERNIGHT FEDERAL FUNDS RATE PLUS 0.50%. EACH SERIES INCURS A COMMITMENT FEE OF 0.10% PER ANNUM ON ITS SHARE OF THE UNUSED PORTION OF THE CREDIT FACILITY. THE CREDIT FACILITY MAY BE DRAWN UPON ONLY FOR TEMPORARY PURPOSES AND IS SUBJECT TO CERTAIN OTHER CUSTOMARY RESTRICTIONS. THE CREDIT FACILITY COMMITMENT EXPIRES IN JUNE 2002, BUT IS RENEWABLE ANNUALLY WITH THE CONSENT OF THE PARTICIPATING BANKS. FOR THE YEAR ENDED SEPTEMBER 30, 2001, THE TRUST DID NOT BORROW FROM THE CREDIT FACILITY.

NOTES  TO  FINANCIAL  STATEMENTS

6. TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST -- TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE AS FOLLOWS:

                                                  CLASS  A
                                                  ----------------------------------------------------------------------
                                                  YEAR  ENDED  SEPTEMBER  30,
                                                  ----------------------------------------------------------------------
                                                  2001                                 2000
                                                  ----------------------------         ---------------------------------
CALIFORNIA HIGH-YIELD SERIES                      SHARES           AMOUNT              SHARES               AMOUNT
                                                  -----------      -----------         ----------           ------------
NET  PROCEEDS FROM SALES OF SHARES                  1,325,779       $8,601,871            903,405             $5,517,451
INVESTMENT OF DIVIDENDS                               186,678        1,209,244            234,409              1,434,543
EXCHANGED FROM ASSOCIATED FUNDS                     1,688,596       11,121,114            516,737              3,175,081
SHARES ISSUED IN PAYMENT OF GAIN DISTRIBUTIONS             --               --             79,138                483,536
                                                  -----------      -----------         ----------           ------------
TOTAL                                               3,201,053       20,932,229          1,733,689             10,610,611
                                                  -----------      -----------         ----------           ------------
COST OF SHARES REPURCHASED                           (865,892)      (5,563,407)        (2,677,244)           (16,355,798)
EXCHANGED  INTO  ASSOCIATED FUNDS                  (2,320,598)     (15,009,996)          (694,790)            (4,215,175)
                                                  -----------      -----------         ----------           ------------
TOTAL                                              (3,186,490)     (20,573,403)        (3,372,034)           (20,570,973)
                                                  -----------      -----------         ----------           ------------
INCREASE  (DECREASE)                                   14,563         $358,826         (1,638,345)           $(9,960,362)
                                                  ===========      ===========         ==========           ============

                                                  CLASS  A
                                                  ----------------------------------------------------------------------
                                                  YEAR  ENDED  SEPTEMBER  30,
                                                  ----------------------------------------------------------------------
                                                  2001                                 2000
                                                  ----------------------------         ---------------------------------
CALIFORNIA QUALITY SERIES                         SHARES           AMOUNT              SHARES               AMOUNT
                                                  -----------      -----------         ----------           ------------
NET PROCEEDS FROM SALES OF SHARES                     962,924      $ 6,467,309            437,371           $ 2,790,181
INVESTMENT OF DIVIDENDS                               249,013        1,676,696            255,867             1,608,821
EXCHANGED  FROM  ASSOCIATED  FUNDS                    784,470        5,191,509            319,104             1,996,568
SHARES ISSUED IN PAYMENT OF GAIN DISTRIBUTIONS         19,299          126,791             77,695               487,923
                                                  -----------      -----------         ----------           -----------
TOTAL                                               2,015,706       13,462,305          1,090,037             6,883,493
                                                  -----------      -----------         ----------           -----------
COST  OF  SHARES  REPURCHASED                      (1,881,787)     (12,617,418)        (1,565,272)           (9,853,889)
EXCHANGED  INTO  ASSOCIATED  FUNDS                   (182,786)      (1,240,930)          (316,786)           (1,987,983)
                                                  -----------      -----------         ----------           -----------
TOTAL                                              (2,064,573)     (13,858,348)        (1,882,058)          (11,841,872)
                                                  -----------      -----------         ----------           -----------
INCREASE  (DECREASE)                                  (48,867)       $(396,043)          (792,021)          $(4,958,379)
                                                  ===========      ===========         ==========           ===========

                                                  CLASS  A
                                                  ----------------------------------------------------------------------
                                                  YEAR  ENDED  SEPTEMBER  30,
                                                  ----------------------------------------------------------------------
                                                  2001                                 2000
                                                  ----------------------------         ---------------------------------
CALIFORNIA FLORIDA SERIES                         SHARES           AMOUNT              SHARES               AMOUNT
                                                  -----------      -----------         ----------           ------------
NET PROCEEDS FROM SALES OF SHARES                     613,830      $ 4,778,729             342,659            $2,513,913
INVESTMENT OF DIVIDENDS                               101,272          785,909              91,309               667,830
EXCHANGED FROM ASSOCIATED FUNDS                       469,447        3,654,793             288,712             2,096,553
SHARES ISSUED IN PAYMENT OF GAIN DISTRIBUTIONS          9,906           74,470              15,100               110,685
                                                  -----------      -----------          ----------           ------------
TOTAL                                               1,194,455        9,293,901            737,780              5,388,981
                                                  -----------      -----------         ----------           ------------
COST OF SHARES REPURCHASED                           (843,754)      (6,546,235)          (877,533)            (6,392,812)
EXCHANGED INTO ASSOCIATED FUNDS                      (366,369)      (2,865,067)          (261,420)            (1,904,091)
                                                  -----------      -----------         ----------           ------------
TOTAL                                              (1,210,123)      (9,411,302)        (1,138,953)            (8,296,903)
                                                  -----------      -----------         ----------           ------------
INCREASE (DECREASE)                                   (15,668)       $(117,401)          (401,173)           $(2,907,922)
                                                  ===========      ===========         ==========           ============

                                                  CLASS  A
                                                  ----------------------------------------------------------------------
                                                  YEAR  ENDED  SEPTEMBER  30,
                                                  ----------------------------------------------------------------------
                                                  2001                                 2000
                                                  ----------------------------         ---------------------------------
CALIFORNIA NORTH CAROLINA SERIES                  SHARES           AMOUNT              SHARES               AMOUNT
                                                  -----------      -----------         ----------           ------------
NET PROCEEDS FROM SALES OF SHARES                     174,615      $1,349,864           107,275                $798,174
INVESTMENT OF DIVIDENDS                                75,268         585,049            79,404                 588,024
EXCHANGED FROM ASSOCIATED FUNDS                        52,748         413,182            72,301                 533,516
SHARES  ISSUED  IN  PAYMENT OF GAIN DISTRIBUTIONS       7,187          54,399            33,442                 248,811
                                                  -----------      ----------          --------             -----------
TOTAL                                                 309,818       2,402,494           292,422               2,168,525
                                                  -----------      ----------          --------             -----------
COST  OF  SHARES  REPURCHASED                        (344,797)     (2,679,347)         (538,330)             (3,980,124)
EXCHANGED INTO ASSOCIATED FUNDS                       (14,699)       (113,687)          (27,905)               (206,748)
                                                  -----------      ----------          --------             -----------
TOTAL                                                (359,496)     (2,793,034)         (566,235)             (4,186,872)
                                                  -----------      ----------          --------             -----------
INCREASE  (DECREASE)                                  (49,678)      $(390,540)         (273,813)            $(2,018,347)
                                                  ===========      ==========          ========             ===========


                                                  CLASS  C
                                                  ----------------------------------------------------------------------
                                                  YEAR  ENDED  SEPTEMBER  30,
                                                  ----------------------------------------------------------------------
                                                  2001                                 2000
                                                  ----------------------------         ---------------------------------
CALIFORNIA HIGH-YIELD SERIES                      SHARES           AMOUNT              SHARES               AMOUNT
                                                  -----------      -----------         ----------           ------------
NET PROCEEDS FROM SALES OF SHARES                     278,750      $1,802,312           88,081              $547,540
INVESTMENT  OF  DIVIDENDS                               9,247          60,058            6,384                39,157
EXCHANGED  FROM  ASSOCIATED  FUNDS                     38,017         245,319               --                    --
SHARES ISSUED IN PAYMENT OF GAIN DISTRIBUTIONS             --              --            2,158                13,206
                                                  -----------      ----------          -------              --------
TOTAL                                                 326,014       2,107,689           96,623               599,903
                                                  -----------      ----------          -------              --------
COST  OF  SHARES  REPURCHASED                         (71,126)       (456,282)         (16,621)             (100,155)
EXCHANGED  INTO  ASSOCIATED  FUNDS                     (2,512)        (16,359)          (1,690)              (10,399)
                                                  -----------      ----------          -------              --------
TOTAL                                                 (73,638)       (472,641)         (18,311)             (110,554)
                                                  -----------      ----------          -------              --------
INCREASE  (DECREASE)                                  252,376      $1,635,048           78,312              $489,349
                                                  ===========      ==========          =======              ========

                                                  CLASS  C
                                                  ----------------------------------------------------------------------
                                                  YEAR  ENDED  SEPTEMBER  30,
                                                  ----------------------------------------------------------------------
                                                  2001                                 2000
                                                  ----------------------------         ---------------------------------
CALIFORNIA QUALITY SERIES                         SHARES           AMOUNT              SHARES               AMOUNT
                                                  -----------      -----------         ----------           ------------
NET PROCEEDS FROM SALES OF SHARES                     239,003      $1,620,393          29,160               $183,372
INVESTMENT OF DIVIDENDS                                 1,934          12,551             612                  3,870
EXCHANGED FROM ASSOCIATED FUNDS                        18,706         125,793              --                     --
SHARES ISSUED IN PAYMENT OF GAIN DISTRIBUTIONS             92             602              17                    108
                                                  -----------      ----------          -------              --------
TOTAL                                                 259,735       1,759,339          29,789                187,350
                                                  -----------      ----------          -------              --------
COST OF SHARES REPURCHASED                             (6,160)        (41,689)             (1)                    (6)
EXCHANGED INTO ASSOCIATED FUNDS                        (1,284)         (8,694)             --                     --
                                                  -----------      ----------          -------              --------
TOTAL                                                  (7,444)        (50,383)             (1)                    (6)
                                                  -----------      ----------          -------              --------
INCREASE (DECREASE)                                   252,291      $1,708,956          29,788               $187,344
                                                  ===========      ==========          =======              ========

                                                  CLASS  C
                                                  ----------------------------------------------------------------------
                                                  YEAR  ENDED  SEPTEMBER  30,
                                                  ----------------------------------------------------------------------
                                                  2001                                 2000
                                                  ----------------------------         ---------------------------------
CALIFORNIA FLORIDA SERIES                         SHARES           AMOUNT              SHARES               AMOUNT
                                                  -----------      -----------         ----------           ------------
NET PROCEEDS FROM SALES OF SHARES                     172,015      $1,348,858          65,682               $482,545
INVESTMENT OF DIVIDENDS                                 1,417          11,091              66                    493
EXCHANGED FROM ASSOCIATED FUNDS                        48,385         383,855              --                     --
SHARES ISSUED IN PAYMENT OF GAIN DISTRIBUTIONS             86             647              --                     --
                                                  -----------      ----------          ------               --------
TOTAL                                                 221,903       1,744,451          65,748                483,038
                                                  -----------      ----------          ------               --------
COST OF SHARES REPURCHASED                                (91)           (700)         (5,228)               (39,261)
EXCHANGED INTO ASSOCIATED FUNDS                       (27,073)       (213,058)         (1,432)               (10,279)
                                                  -----------      ----------          ------               --------
TOTAL                                                 (27,164)       (213,758)         (6,660)               (49,540)
                                                  -----------      ----------          ------               --------
INCREASE (DECREASE)                                   194,739      $1,530,693          59,088               $433,498
                                                  ===========      ==========          ======               ========

                                                  CLASS  C
                                                  ----------------------------------------------------------------------
                                                  YEAR  ENDED  SEPTEMBER  30,
                                                  ----------------------------------------------------------------------
                                                  2001                                 2000
                                                  ----------------------------         ---------------------------------
CALIFORNIA NORTH CAROLINA SERIES                  SHARES           AMOUNT              SHARES               AMOUNT
                                                  -----------      -----------         ----------           ------------
NET PROCEEDS FROM SALES OF SHARES                     270,024      $2,111,346          70,473               $525,343
INVESTMENT OF DIVIDENDS                                 5,221          40,655             343                  2,577
EXCHANGED  FROM  ASSOCIATED  FUNDS                     29,892         230,158              --                     --
SHARES ISSUED IN PAYMENT OF GAIN DISTRIBUTIONS            246           1,858              17                    129
                                                  -----------      ----------          ------               --------
TOTAL                                                 305,383      2,384,017           70,833                528,049
                                                  -----------      ----------          ------               --------
COST OF SHARES REPURCHASED                           (117,442)       (934,840)             (1)                    (8)
EXCHANGED INTO ASSOCIATED FUNDS                            --             --               --                     --
TOTAL                                                (117,442)       (934,840)             (1)                    (8)
                                                  -----------      ----------          ------               --------
INCREASE (DECREASE)                                   187,941      $1,449,177          70,832               $528,041
                                                  ===========      ==========          ======               ========


                                                  CLASS  D
                                                  ----------------------------------------------------------------------
                                                  YEAR  ENDED  SEPTEMBER  30,
                                                  ----------------------------------------------------------------------
                                                  2001                                 2000
                                                  ----------------------------         ---------------------------------
CALIFORNIA HIGH-YIELD SERIES                      SHARES           AMOUNT              SHARES               AMOUNT
                                                  -----------      -----------         ----------           ------------
NET PROCEEDS FROM SALES OF SHARES                   26,707           $173,156            28,874                 $177,155
INVESTMENT OF DIVIDENDS                             24,475            158,596            29,282                  179,392
EXCHANGED FROM ASSOCIATED FUNDS                    107,139            696,039           195,109                1,195,053
SHARES ISSUED IN PAYMENT OF GAIN DISTRIBUTIONS          --                 --             9,854                   60,309
                                                  --------         ----------          --------             -----------
TOTAL                                              158,321          1,027,791           263,119                1,611,909
                                                  --------         ----------          --------             -----------
COST OF SHARES REPURCHASED                        (140,398)          (909,939)         (313,988)             (1,894,571)
EXCHANGED INTO ASSOCIATED FUNDS                    (50,539)          (326,071)         (239,802)             (1,459,335)
                                                  --------         ----------          --------             -----------
TOTAL                                             (190,937)        (1,236,010)         (553,790)             (3,353,906)
                                                  --------         ----------          --------             -----------
INCREASE (DECREASE)                                (32,616)         $(208,219)         (290,671)            $(1,741,997)
                                                  ========         ==========          ========             ===========

                                                  CLASS  D
                                                  ----------------------------------------------------------------------
                                                  YEAR  ENDED  SEPTEMBER  30,
                                                  ----------------------------------------------------------------------
                                                  2001                                 2000
                                                  ----------------------------         ---------------------------------
CALIFORNIA QUALITY SERIES                         SHARES           AMOUNT              SHARES               AMOUNT
                                                  -----------      -----------         ----------           ------------
NET PROCEEDS FROM SALES OF SHARES                    9,744           $66,329              4,778                $30,100
INVESTMENT OF DIVIDENDS                              5,862            39,267              7,400                 46,376
EXCHANGED FROM ASSOCIATED FUNDS                     12,419            82,111             89,165                552,817
SHARES ISSUED IN PAYMENT OF GAIN DISTRIBUTIONS         625             4,087              2,546                 15,939
                                                  --------         ----------          --------             -----------
TOTAL                                               28,650           191,794            103,889                645,232
                                                  --------         ----------          --------             -----------
COST OF SHARES REPURCHASED                        (100,080)         (669,648)          (164,014)            (1,019,234)
EXCHANGED INTO ASSOCIATED FUNDS                     (5,306)          (36,880)           (46,387)              (288,606)
                                                  --------         ----------          --------             -----------
TOTAL                                             (105,386)         (706,528)          (210,401)            (1,307,840)
                                                  --------         ----------          --------             -----------
INCREASE (DECREASE)                                (76,736)        $(514,734)          (106,512)             $(662,608)
                                                  ========         ==========          ========             ===========

                                                  CLASS  D
                                                  ----------------------------------------------------------------------
                                                  YEAR  ENDED  SEPTEMBER  30,
                                                  ----------------------------------------------------------------------
                                                  2001                                 2000
                                                  ----------------------------         ---------------------------------
CALIFORNIA FLORIDA SERIES                         SHARES           AMOUNT              SHARES               AMOUNT
                                                  -----------      -----------         ----------           ------------
NET PROCEEDS FROM SALES OF SHARES                  28,547          $220,355              16,339              $118,368
INVESTMENT OF DIVIDENDS                             4,543            35,310               2,126                15,576
EXCHANGED FROM ASSOCIATED FUNDS                    19,017           145,792              32,543               234,009
SHARES ISSUED IN PAYMENT OF GAIN DISTRIBUTIONS        492             3,702                 387                 2,842
                                                  -------          --------            --------             ---------
TOTAL                                              52,599           405,159              51,395               370,795
                                                  -------          --------            --------             ---------
COST OF SHARES REPURCHASED                        (12,864)         (100,887)            (70,909)             (511,705)
EXCHANGED INTO ASSOCIATED FUNDS                    (5,512)          (43,099)            (33,458)             (239,757)
                                                  -------          --------            --------             ---------
TOTAL                                             (18,376)         (143,986)           (104,367)             (751,462)
                                                  -------          --------            --------             ---------
INCREASE (DECREASE)                                34,223          $261,173             (52,972)            $(380,667)
                                                  =======          ========             =======             =========

                                                  CLASS  D
                                                  ----------------------------------------------------------------------
                                                  YEAR  ENDED  SEPTEMBER  30,
                                                  ----------------------------------------------------------------------
                                                  2001                                 2000
                                                  ----------------------------         ---------------------------------
CALIFORNIA NORTH CAROLINA SERIES                  SHARES           AMOUNT              SHARES               AMOUNT
                                                  -----------      -----------         ----------           ------------
NET PROCEEDS FROM SALES OF SHARES                   5,109           $38,971              5,298                $39,529
INVESTMEN OF DIVIDENDS                              3,327            25,813              4,481                 33,098
EXCHANGED FROM ASSOCIATED FUNDS                    58,028           447,947              4,135                 30,062
SHARES ISSUED IN PAYMENT OF GAIN DISTRIBUTIONS        409             3,086              2,198                 16,328
                                                  -------          --------            -------              ---------
TOTAL                                              66,873           515,817             16,112                119,017
                                                  -------          --------            -------              ---------
COST OF SHARES REPURCHASED                        (24,860)         (191,180)           (65,497)              (484,550)
EXCHANGED INTO ASSOCIATED FUNDS                   (15,731)         (121,755)            (6,538)               (48,113)
                                                  -------          --------            -------              ---------
TOTAL                                             (40,591)         (312,935)           (72,035)              (532,663)
                                                  -------          --------            -------              ---------
INCREASE (DECREASE)                                26,282          $202,882            (55,923)             $(413,646)
                                                  =======          ========            =======              =========

FINANCIAL  HIGHLIGHTS

     THE TABLES BELOW ARE INTENDED TO HELP YOU UNDERSTAND THE FINANCIAL PERFORMANCE OF EACH CLASS OF EACH SERIES FOR THE PAST FIVE YEARS OR FROM ITS INCEPTION IF LESS THAN FIVE YEARS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE OF A CLASS THAT WAS HELD THROUGHOUT THE PERIODS SHOWN. PER SHARE AMOUNTS ARE CALCULATED USING AVERAGE SHARES OUTSTANDING DURING THE PERIOD. "TOTAL RETURN" SHOWS THE RATE THAT YOU WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN EACH CLASS, ASSUMING YOU REINVESTED ALL YOUR DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. TOTAL RETURNS DO NOT REFLECT ANY SALES CHARGES, AND ARE NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.

CALIFORNIA HIGH-YIELD SERIES

                                       CLASS A                                                 CLASS C
                                            ---------------------------------------------------     ------------------------------
                                                                                                    YEAR ENDED            5/27/99*
                                            YEAR ENDED SEPTEMBER 30,                                SEPTEMBER 30,         TO
                                            ---------------------------------------------------     ----------------      --------
PER SHARE DATA:                             2001        2000       1999       1998       1997       2001       2000       9/30/99
                                            -------     --------   -------    -------    -------    ------     ------     --------
NET ASSET VALUE, BEGINNING OF PERIOD          $6.33        $6.28     $6.80      $6.61      $6.50     $6.34      $6.29      $6.62
                                            -------     --------   -------    -------    -------    ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS:
NET INVESTMENT INCOME                          0.30         0.32      0.31       0.32       0.34      0.25       0.27       0.09
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                 0.30         0.13     -0.50       0.22       0.20      0.30       0.13      -0.33
                                            -------     --------   -------    -------    -------    ------     ------     ------
TOTAL FROM INVESTMENT OPERATIONS               0.60         0.45     -0.19       0.54       0.54      0.55       0.40      -0.24
                                            -------     --------   -------    -------    -------    ------     ------     ------
LESS DISTRIBUTIONS:
DIVIDENDS FROM NET INVESTMENT INCOME          -0.30        -0.32     -0.31      -0.32      -0.34     -0.25      -0.27      -0.09
DISTRIBUTIONS FROM NET REALIZED
 CAPITAL GAIN                                    --        -0.08     -0.02      -0.03      -0.09        --      -0.08         --
                                            -------     --------   -------    -------    -------    ------     ------     ------
TOTAL DISTRIBUTIONS                           -0.30        -0.40     -0.33      -0.35      -0.43     -0.25      -0.35       -0.09
                                            -------     --------   -------    -------    -------    ------     ------     ------
NET ASSET VALUE, END OF PERIOD                $6.63        $6.33     $6.28      $6.80      $6.61     $6.64      $6.34       $6.29
                                            =======     ========   =======    =======    =======    ======     ======     =======
TOTAL RETURN:                                  9.74%        7.49%    -2.82%      8.45%      8.74%     8.74%      6.53%      -3.79%
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000S OMITTED)    $50,239      $47,915   $57,807    $58,374    $52,883    $3,293     $1,546     $1,041
RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.70%        0.71%     0.84%      0.82%      0.87%     1.60%      1.61%      1.72%+
RATIO OF NET INCOME TO AVERAGE NET ASSETS      4.69%        5.23%     4.71%      4.81%      5.26%     3.79%      4.33%      3.95%+
PORTFOLIO TURNOVER RATE                      762.95%        5.20%    27.61%     10.75%     22.42%     2.95%      5.20%     27.61%++
WITHOUT EXPENSE REIMBURSEMENT:**
RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.95%        0.91%                                     1.85%      1.81%
RATIO OF NET INCOME TO AVERAGE NET ASSETS      4.44%        5.04%                                     3.54%      4.13%

SEE  FOOTNOTES  ON  PAGE  26.

FINANCIAL  HIGHLIGHTS

                                             CLASS  D
                                                  ----------------------------------------------------
                                                  YEAR  ENDED  SEPTEMBER  30,
                                                  ----------------------------------------------------
                                                  2001       2000       1999       1998       1997
                                                  --------   --------   --------   --------   --------
PER  SHARE  DATA:
NET ASSET VALUE, BEGINNING OF YEAR                   $6.34      $6.29      $6.80      $6.61      $6.51
                                                  --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
NET INVESTMENT INCOME                                 0.25       0.27       0.25       0.26       0.28
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS                                        0.30       0.13      (0.49)      0.22       0.19
                                                  --------   --------   --------   --------   --------
TOTAL FROM INVESTMENT OPERATIONS                      0.55       0.40      (0.24)      0.48       0.47
                                                  --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
DIVIDENDS FROM NET INVESTMENT INCOME                 (0.25)     (0.27)     (0.25)     (0.26)     (0.28)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAIN            --      (0.08)     (0.02)     (0.03)     (0.09)
TOTAL  DISTRIBUTIONS                                 (0.25)     (0.35)     (0.27)     (0.29)     (0.37)
                                                  --------   --------   --------   --------   --------
NET ASSET VALUE, END OF YEAR                         $6.64      $6.34      $6.29      $6.80     $6.61
                                                  ========   ========   ========   ========   ========
TOTAL RETURN:                                         8.74%      6.53%     (3.54)%     7.47%     7.60%
RATIOS/SUPPLEMENTAL  DATA:
NET ASSETS, END OF YEAR (000S OMITTED)               $5,938     $5,880      $7,658    $6,393    $3,320
RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.60%      1.61%       1.74%     1.73%     1.77%
RATIO OF NET INCOME TO AVERAGE NET ASSETS             3.79%+     4.33%       3.81%     3.90%     4.36%
PORTFOLIO TURNOVER RATE                               2.95%+     5.20%      27.61%    10.75%    22.42%
WITHOUT EXPENSE REIMBURSEMENT:**
RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.85%      1.81%
RATIO OF NET INCOME TO AVERAGE NET ASSETS             3.54%      4.13%

-----------------
SEE FOOTNOTES ON PAGE 26.

FINANCIAL  HIGHLIGHTS

CALIFORNIA QUALITY SERIES

                                       CLASS A                                                 CLASS C
                                            ---------------------------------------------------     ------------------------------
                                                                                                    YEAR ENDED            5/27/99*
                                            YEAR ENDED SEPTEMBER 30,                                SEPTEMBER 30,         TO
                                            ---------------------------------------------------     ----------------      --------
PER SHARE DATA:                             2001        2000       1999       1998       1997       2001       2000       9/30/99
                                            -------     --------   -------    -------    -------    ------     ------     --------
NET ASSET VALUE, BEGINNING OF PERIOD          $6.53       $6.42     $7.21       $6.99      $6.75     $6.51     $6.40      $6.75
                                            -------     --------   -------    -------    -------    ------     ------     --------
INCOME FROM INVESTMENT OPERATIONS:
NET INVESTMENT INCOME                          0.30        0.30      0.31        0.33       0.34      0.24      0.25       0.09
NET REALIZED AND UNREALIZED GAI  (LOSS)
ON INVESTMENTS                                 0.39        0.18     (0.56)       0.25       0.24      0.39      0.18      (0.35)
                                            -------     --------   -------    -------    -------    ------     ------     --------
TOTAL FROM INVESTMENT OPERATIONS               0.69        0.48     (0.25)       0.58       0.58      0.63      0.43      (0.26)
                                            -------     --------   -------    -------    -------    ------     ------     --------
LESS DISTRIBUTIONS:
DIVIDENDS FROM NET INVESTMENT INCOME          (0.30)      (0.30)    (0.31)      (0.33)     (0.34)    (0.24)    (0.25)     (0.09)
DISTRIBUTIONS FROM NET REALIZED
  CAPITAL GAIN                                (0.02)      (0.07)    (0.23)      (0.03)        --     (0.02)    (0.07)        --
                                            -------     --------   -------    -------    -------    ------     ------     --------
TOTAL DISTRIBUTIONS                           (0.32)      (0.37)    (0.54)      (0.36)     (0.34)    (0.26)    (0.32)     (0.09)
                                            -------     --------   -------    -------    -------    ------     ------     --------
NET ASSET VALUE, END OF PERIOD                $6.90       $6.53     $6.42       $7.21      $6.99     $6.88     $6.51      $6.40
                                            =======     ========   =======    =======    =======    ======     ======     =======
TOTAL RETURN:                                 10.72%       7.95%    (3.68)%      8.67%      8.87%     9.81%     7.00%      (4.04)%
RATIOS/SUPPLEMENTAL  DATA:
NET ASSETS, END OF PERIOD
(000S  OMITTED)                             $74,585     $70,905    $74,793    $87,522    $86,992    $1,952      $204         $10
RATIO  OF EXPENSES TO AVERAGE NET ASSETS       0.87%       0.87%      0.82%      0.77%      0.82%     1.77%     1.77%       1.72%+
RATIO OF NET INCOME TO AVERAGE NET ASSETS      4.42%       4.83%      4.56%      4.75%      4.99%     3.52%     3.93%       3.80%+
PORTFOLIO TURNOVER RATE                       19.83%       1.33%     20.24%     30.82%     12.16%    19.83%     1.33%      20.24%++

                                             CLASS  D
                                                  ----------------------------------------------------
                                                  YEAR  ENDED  SEPTEMBER  30,
                                                  ----------------------------------------------------
                                                  2001       2000       1999       1998       1997
                                                  --------   --------   --------   --------   --------
PER  SHARE  DATA:
NET ASSET VALUE, BEGINNING OF YEAR                 $6.51      $6.40      $7.19      $6.97      $6.74
                                                  --------   --------   --------   --------   --------
INCOME FROM INVESTMENT OPERATIONS:
NET INVESTMENT INCOME                               0.24       0.25       0.25       0.27       0.28
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                                    0.39       0.18      (0.56)      0.25       0.23
                                                  --------   --------   --------   --------   --------
TOTAL FROM INVESTMENT OPERATIONS                    0.63       0.43      (0.31)      0.52       0.51
                                                  --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
DIVIDENDS FROM NET INVESTMENT INCOME               (0.24)     (0.25)     (0.25)     (0.27)     (0.28)
DISTRIBUTIONS FROM NET REALIZED
  CAPITAL GAIN                                     (0.02)     (0.07)     (0.23)     (0.03)        --
                                                  --------   --------   --------   --------   --------
TOTAL DISTRIBUTIONS                                (0.26)     (0.32)     (0.48)     (0.30)     (0.28)
                                                  --------   --------   --------   --------   --------
NET ASSET VALUE, END OF YEAR                       $6.88      $6.51      $6.40      $7.19      $6.97
TOTAL RETURN:                                       9.81%      7.00%     (4.58)%     7.71%      7.75%
                                                  ========   ========   ========   ========   ========
RATIOS/SUPPLEMENTAL DATA:
NET ASSETS, END OF YEAR (000S OMITTED)            $3,344     $3,666     $4,286     $2,302     $1,677
RATIO OF EXPENSES TO AVERAGE NET ASSETS             1.77%      1.77%      1.72%      1.68%      1.72%
RATIO OF NET INCOME TO AVERAGE NET ASSETS           3.52%      3.93%      3.66%      3.84%      4.09%
PORTFOLIO TURNOVER RATE                            19.83%      1.33%     20.24%     30.82%     12.16%

-----------------
SEE  FOOTNOTES  ON  PAGE  26.

FINANCIAL  HIGHLIGHTS

FLORIDA SERIES

                                       CLASS A                                                 CLASS C
                                            ---------------------------------------------------     ------------------------------
                                                                                                    YEAR ENDED            5/27/99*
                                            YEAR ENDED SEPTEMBER 30,                                SEPTEMBER 30,         TO
                                            ---------------------------------------------------     ----------------      --------
PER SHARE DATA:                             2001        2000       1999       1998       1997       2001       2000       9/30/99
                                            -------     --------   -------    -------    -------    ------     ------     --------
NET ASSET VALUE, BEGINNING OF PERIOD          $7.48      $7.41       $8.07      $7.80   $7.67        $7.50      $7.43       $7.83
                                            -------     --------   -------    -------    -------    ------     ------     --------
INCOME  FROM  INVESTMENT  OPERATIONS:
NET  INVESTMENT  INCOME                        0.36       0.37        0.34       0.35     0.36        0.31       0.32       0.10
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS                               0.43       0.11       (0.61)      0.34     0.23        0.43       0.11      (0.40)
                                            -------     --------   -------    -------    -------    ------     ------     --------
TOTAL FROM INVESTMENT OPERATIONS               0.79       0.48       (0.27)      0.69     0.59        0.74       0.43      (0.30)
                                            -------     --------   -------    -------    -------    ------     ------     --------
LESS  DISTRIBUTIONS:
DIVIDENDS FROM NET INVESTMENT INCOME          (0.36)     (0.37)      (0.34)     (0.35)     (0.36)    (0.31)     (0.32)     (0.10)
DISTRIBUTIONS  FROM  NET  REALIZED
  CAPITAL  GAIN                               (0.03)     (0.04)      (0.05)     (0.07)     (0.10)    (0.03)     (0.04)       --
TOTAL  DISTRIBUTIONS                          (0.39)     (0.41)      (0.39)     (0.42)     (0.46)    (0.34)     (0.36)     (0.10)
NET  ASSET  VALUE,  END  OF  PERIOD           $7.88      $7.48       $7.41      $8.07      $7.80     $7.90      $7.50      $7.43
                                            =======     ========   =======    =======    =======    ======     ======     =======
TOTAL  RETURN:                                10.78%      6.78%      (3.42)%     9.16%     8.01%      9.97%      5.98%     (3.96)%
RATIOS/SUPPLEMENTAL  DATA:
NET ASSETS, END OF YEAR (000S OMITTED)      $36,695     $34,949    $37,606    $42,464    $42,024    $2,274       $699       $254
RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.70%       0.72%      1.03%      1.00%     1.04%      1.45%      1.47%      1.78%+
RATIO OF NET INCOME TO AVERAGE NET ASSETS      4.70%       5.08%      4.38%      4.45%     4.70%      3.95%      4.33%      3.82%+
PORTFOLIO  TURNOVER  RATE                      9.57%      12.68%     18.31%      6.73%    33.68%      9.57%     12.68%     18.31%++
WITHOUT  EXPENSE  REIMBURSEMENT:**
RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.08%       1.09%                                      1.83%      1.84%
RATIO OF NET INCOME TO AVERAGE NET ASSETS      4.32%       4.71%                                      3.57%      3.96%

                                             CLASS  D
                                                  ----------------------------------------------------
                                                  YEAR  ENDED  SEPTEMBER  30,
                                                  ----------------------------------------------------
                                                  2001       2000       1999       1998       1997
                                                  --------   --------   --------   --------   --------
PER  SHARE  DATA:
NET  ASSET  VALUE,  BEGINNING  OF  YEAR            $7.50     $7.43       $8.08      $7.81      $7.68
                                                  --------   --------   --------   --------   --------
INCOME  FROM  INVESTMENT  OPERATIONS:
NET  INVESTMENT  INCOME                             0.31      0.32        0.28       0.29       0.30
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)
   ON  INVESTMENTS                                  0.43      0.11       (0.60)      0.34       0.23
                                                  --------   --------   --------   --------   --------
TOTAL  FROM INVESTMENT OPERATIONS                   0.74       0.43      (0.32)      0.63       0.53
                                                  --------   --------   --------   --------   --------
LESS  DISTRIBUTIONS:
DIVIDENDS FROM NET INVESTMENT INCOME               (0.31)     (0.32)     (0.28)     (0.29)     (0.30)
DISTRIBUTIONS  FROM  NET  REALIZED
   CAPITAL  GAIN                                   (0.03)     (0.04)     (0.05)     (0.07)     (0.10)
                                                  --------   --------   --------   --------   --------
TOTAL  DISTRIBUTIONS                               (0.34)     (0.36)     (0.33)     (0.36)     (0.40)
                                                  --------   --------   --------   --------   --------
NET  ASSET  VALUE, END OF YEAR                     $7.90      $7.50      $7.43      $8.08      $7.81
                                                  ========   ========   ========   ========   ========
TOTAL  RETURN:                                      9.97%      5.98%     (4.01)%     8.32%      7.18%
RATIOS/SUPPLEMENTAL  DATA:
NET  ASSETS,  END  OF  YEAR  (000S  OMITTED)      $1,811     $1,463     $1,843     $1,940     $1,678
RATIO  OF EXPENSES TO AVERAGE NET ASSETS            1.45%      1.47%      1.78%      1.77%      1.81%
RATIO  OF  NET  INCOME  TO  AVERAGE  NET  ASSETS    3.95%      4.33%      3.63%      3.68%      3.93%
PORTFOLIO  TURNOVER  RATE                           9.57%     12.68%     18.31%      6.73%     33.68%
WITHOUT  EXPENSE  REIMBURSEMENT:**
RATIO  OF  EXPENSES  TO  AVERAGE  NET  ASSETS       1.83%     1.84%
RATIO  OF  NET  INCOME  TO  AVERAGE  NET  ASSETS    3.57%     3.96%

FINANCIAL  HIGHLIGHTS

NORTH CAROLINA SERIES

                                       CLASS A                                                 CLASS C
                                            ---------------------------------------------------     ------------------------------
                                                                                                    YEAR ENDED            5/27/99*
                                            YEAR ENDED SEPTEMBER 30,                                SEPTEMBER 30,         TO
                                            ---------------------------------------------------     ----------------      --------
PER SHARE DATA:                             2001        2000       1999       1998       1997       2001       2000       9/30/99
                                            -------     --------   -------    -------    -------    ------     ------     --------
NET ASSET VALUE, BEGINNING OF PERIOD          $7.54       $7.59      $8.30      $8.05       7.84     $7.54    $7.59      $7.97
                                            -------     --------   -------    -------    -------    ------     ------     --------
INCOME  FROM  INVESTMENT  OPERATIONS:
NET INVESTMENT INCOME                          0.33        0.34       0.35       0.36       0.37      0.27     0.29       0.10
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)
  ON INVESTMENTS                               0.37        0.05      (0.59)      0.31       0.24      0.36     0.05      (0.38)
                                            -------     --------   -------    -------    -------    ------     ------     --------
TOTAL FROM INVESTMENT OPERATIONS               0.70        0.39      (0.24)      0.67       0.61      0.63     0.34      (0.28)
                                            -------     --------   -------    -------    -------    ------     ------     --------
LESS  DISTRIBUTIONS:
DIVIDENDS FROM NET INVESTMENT INCOME          (0.33)      (0.34)     (0.35)     (0.36)     (0.37)    (0.27)   (0.29)     (0.10)
DISTRIBUTIONS  FROM  NET  REALIZED
  CAPITAL GAIN                                (0.02)      (0.10)     (0.12)     (0.06)     (0.03)    (0.02)   (0.10)        --
                                            -------     --------   -------    -------    -------    ------     ------     --------
TOTAL DISTRIBUTIONS                           (0.35)      (0.44)     (0.47)     (0.42)     (0.40)    (0.29)   (0.39)     (0.10)
                                            -------     --------   -------    -------    -------    ------     ------     --------
NET ASSET VALUE, END OF PERIOD                $7.89       $7.54      $7.59      $8.30      $8.05     $7.88    $7.54      $7.59
                                            =======     ========   =======    =======    =======    ======     ======     =======
TOTAL RETURN:                                  9.5%        5.36%     (3.07)%     8.60%      8.01%     8.59%    4.58%     (3.62)%
RATIOS/SUPPLEMENTAL  DATA:
NET ASSETS, END OF PERIOD (000S OMITTED)    $25,737     $24,987    $27,224    $32,358    $32,684    $2,049     $544        $10
RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.13%       1.13%      1.06%      1.05%      1.09%     1.88%    1.88%      1.80%+
RATIO OF NET INCOME TO AVERAGE NET ASSETS      4.29%       4.63%      4.38%      4.41%      4.66%     3.54%    3.88%      3.77%+
PORTFOLIO TURNOVER RATE                        5.61%      11.96%      1.52%     20.37%     13.04%     5.61%    11.96%     1.52%++

                                             CLASS  D
                                                  ----------------------------------------------------
                                                  YEAR  ENDED  SEPTEMBER  30,
                                                  ----------------------------------------------------
                                                  2001       2000       1999       1998       1997
                                                  --------   --------   --------   --------   --------

NET  ASSET  VALUE,  BEGINNING  OF  YEAR            $7.54      $7.59      $8.30      $8.05     $7.83
                                                  --------   --------   --------   --------   --------
INCOME  FROM  INVESTMENT  OPERATIONS:
NET  INVESTMENT  INCOME                             0.27       0.29       0.29       0.30      0.31
NET  REALIZED  AND  UNREALIZED  GAIN  (LOSS)
  ON  INVESTMENTS                                   0.36       0.05      (0.59)      0.31      0.25
                                                  --------   --------   --------   --------   --------
TOTAL  FROM INVESTMENT OPERATIONS                   0.63       0.34      (0.30)      0.61      0.56
                                                  --------   --------   --------   --------   --------
LESS  DISTRIBUTIONS:
DIVIDENDS FROM NET INVESTMENT INCOME               (0.27)     (0.29)     (0.29)     (0.30)    (0.31)
DISTRIBUTIONS  FROM  NET  REALIZED
CAPITAL  GAIN                                      (0.02)     (0.10)     (0.12)     (0.06)     (0.03)
                                                  --------   --------   --------   --------   --------
TOTAL  DISTRIBUTIONS                               (0.29)     (0.39)     (0.41)     (0.36)     (0.34)
                                                  --------   --------   --------   --------   --------
NET  ASSET  VALUE, END OF YEAR                     $7.88      $7.54      $7.59      $8.30     $8.05
TOTAL  RETURN:                                      8.59%      4.58%     (3.79)%     7.77%     7.33%
RATIOS/SUPPLEMENTAL  DATA:
NET  ASSETS,  END  OF  YEAR  (000S  OMITTED)      $1,514     $1,250     $1,682     $1,456    $1,217
RATIO  OF EXPENSES TO AVERAGE NET ASSETS            1.88%      1.88%      1.81%      1.82%     1.85%
RATIO  OF  NET  INCOME  TO  AVERAGE  NET  ASSETS    3.54%      3.88%      3.63%      3.64%     3.90%
PORTFOLIO  TURNOVER  RATE                           5.61%     11.96%      1.52%     20.37%    13.04%

-----------
*     COMMENCEMENT  OF  OFFERING  OF  CLASS  C  SHARES.
** DURING THE PERIODS STATED, THE MANAGER, AT ITS DISCRETION, REIMBURSED EXPENSES AND/OR WAIVED PORTIONS OF ITS FEES FOR CALIFORNIA HIGH-YIELD SERIES AND FLORIDA SERIES.
+     ANNUALIZED.
++    FOR  THE  YEAR  ENDED  SEPTEMBER  30,  1999.
SEE  NOTES  TO  FINANCIAL  STATEMENTS.

REPORT  OF  INDEPENDENT  AUDITORS

THE  TRUSTEES  AND  SHAREHOLDERS,
SELIGMAN  MUNICIPAL  SERIES  TRUST:

WE HAVE AUDITED THE ACCOMPANYING STATEMENTS OF ASSETS AND LIABILITIES, INCLUDING THE PORTFOLIOS OF INVESTMENTS, OF SELIGMAN MUNICIPAL SERIES TRUST (COMPRISING, RESPECTIVELY, CALIFORNIA HIGH-YIELD, CALIFORNIA QUALITY, FLORIDA, AND NORTH CAROLINA SERIES), AS OF SEPTEMBER 30, 2001, THE RELATED STATEMENTS OF OPERATIONS FOR THE YEAR THEN ENDED AND OF CHANGES IN NET ASSETS FOR EACH OF THE TWO YEARS IN THE PERIOD THEN ENDED, AND THE FINANCIAL HIGHLIGHTS FOR EACH OF THE PERIODS PRESENTED. THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE THE RESPONSIBILITY OF THE TRUST'S MANAGEMENT. OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS BASED ON OUR AUDITS.

WE CONDUCTED OUR AUDITS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. THOSE STANDARDS REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS. OUR PROCEDURES INCLUDED CONFIRMATION OF SECURITIES OWNED AS OF SEPTEMBER 30, 2001, BY CORRESPONDENCE WITH THE TRUST'S CUSTODIAN. AN AUDIT ALSO INCLUDES ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AS WELL AS EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS PROVIDE A REASONABLE BASIS FOR OUR OPINION.

IN OUR OPINION, THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS REFERRED TO ABOVE PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF CALIFORNIA HIGH-YIELD, CALIFORNIA QUALITY, FLORIDA, AND NORTH CAROLINA SERIES OF SELIGMAN MUNICIPAL SERIES TRUST AS OF SEPTEMBER 30, 2001, AND THE RESULTS OF THEIR OPERATIONS, THE CHANGES IN THEIR NET ASSETS, AND THE FINANCIAL HIGHLIGHTS FOR THE RESPECTIVE STATED PERIODS IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA.

DELOITTE & TOUCHE LLP
NEW YORK, NEW YORK
NOVEMBER 9, 2001

FOR MORE INFORMATION

MANAGER
J. & W. SELIGMAN & CO. INCORPORATED
100 PARK AVENUE
NEW YORK, NY 10017

GENERAL COUNSEL
SULLIVAN & CROMWELL

INDEPENDENT AUDITORS
DELOITTE & TOUCHE LLP

GENERAL DISTRIBUTOR
SELIGMAN ADVISORS, INC.
100 PARK AVENUE
NEW YORK, NY 10017

SHAREHOLDER SERVICE AGENT
SELIGMAN DATA CORP.
100 PARK AVENUE
NEW YORK, NY 10017

IMPORTANT TELEPHONE NUMBERS
(800) 221-2450    SHAREHOLDER  SERVICES
(212) 682-7600    OUTSIDE THE UNITED STATES
(800) 622-4597    24-HOUR AUTOMATED TELEPHONE ACCESS SERVICE

TRUSTEES

JOHN R. GALVIN 2, 4
DIRECTOR, RAYTHEON COMPANY
DEAN EMERITUS, FLETCHER SCHOOL OF LAW AND DIPLOMACY
AT TUFTS UNIVERSITY

ALICE S. ILCHMAN 3, 4
TRUSTEE, COMMITTEE FOR ECONOMIC DEVELOPMENT
CHAIRMAN, THE ROCKEFELLER FOUNDATION

FRANK A. MCPHERSON 3, 4
DIRECTOR, KIMBERLY-CLARK CORPORATION
DIRECTOR, BAPTIST MEDICAL CENTER
DIRECTOR, CONOCO INC.

JOHN E. MEROW 2, 4
DIRECTOR, COMMONWEALTH INDUSTRIES, INC.
TRUSTEE, NEW YORK-PRESBYTERIAN HOSPITAL
RETIRED CHAIRMAN AND SENIOR PARTNER,
SULLIVAN & CROMWELL, LAW FIRM

BETSY S. MICHEL 2, 4
TRUSTEE, THE GERALDINE R. DODGE FOUNDATION

WILLIAM C. MORRIS 1
CHAIRMAN
CHAIRMAN OF THE BOARD,
 J. & W.  SELIGMAN & CO. INCORPORATED
CHAIRMAN, CARBO CERAMICS INC.
DIRECTOR, KERR-MCGEE CORPORATION

JAMES C. PITNEY 3, 4
RETIRED PARTNER, PITNEY, HARDIN, KIPP & SZUCH,
LAW FIRM

LEROY C. RICHIE  2, 4
CHAIRMAN AND CEO, Q STANDARDS WORLDWIDE, INC.

JAMES Q. RIORDAN 3, 4
DIRECTOR, KEYSPAN CORPORATION
TRUSTEE, COMMITTEE FOR ECONOMIC DEVELOPMENT

ROBERT L. SHAFER 3, 4
RETIRED VICE PRESIDENT, PFIZER INC.

JAMES N. WHITSON 2, 4
DIRECTOR AND CONSULTANT, SAMMONS ENTERPRISES, INC.
DIRECTOR, C-SPAN
DIRECTOR, COMMSCOPE, INC.

BRIAN T. ZINO 1
PRESIDENT
PRESIDENT, J. & W.  SELIGMAN & CO. INCORPORATED
CHAIRMAN, SELIGMAN DATA CORP.
VICE CHAIRMAN, ICI MUTUAL INSURANCE COMPANY
MEMBER OF THE BOARD OF GOVERNORS,
INVESTMENT COMPANY INSTITUTE

FRED E. BROWN
TRUSTEE EMERITUS
----------------
MEMBER:    1 EXECUTIVE COMMITTEE
           2 AUDIT COMMITTEE
           3 TRUSTEE NOMINATING COMMITTEE
           4 BOARD OPERATIONS COMMITTEE

EXECUTIVE OFFICERS

WILLIAM C. MORRIS
CHAIRMAN

BRIAN T. ZINO
PRESIDENT

THOMAS G. MOLES
VICE PRESIDENT

THOMAS G. ROSE
VICE PRESIDENT

LAWRENCE P. VOGEL
VICE PRESIDENT AND TREASURER

FRANK J. NASTA
SECRETARY

GLOSSARY  OF  FINANCIAL  TERMS

CAPITAL GAIN DISTRIBUTION -- A PAYMENT TO MUTUAL FUND SHAREHOLDERS OF PROFITS REALIZED ON THE SALE OF SECURITIES IN THE FUND'S PORTFOLIO.

CAPITAL APPRECIATION/DEPRECIATION -- AN INCREASE OR DECREASE IN THE MARKET VALUE OF A MUTUAL FUND'S PORTFOLIO SECURITIES, WHICH IS REFLECTED IN THE NET ASSET VALUE OF THE FUND'S SHARES. CAPITAL APPRECIATION/DEPRECIATION OF AN INDIVIDUAL SECURITY IS IN RELATION TO THE ORIGINAL PURCHASE PRICE.

COMPOUNDING -- THE CHANGE IN THE VALUE OF AN INVESTMENT AS SHAREHOLDERS RECEIVE EARNINGS ON THEIR INVESTMENT'S EARNINGS. FOR EXAMPLE, IF $1,000 IS INVESTED AT A FIXED RATE OF 7% A YEAR, THE INITIAL INVESTMENT IS WORTH $1,070 AFTER ONE YEAR. IF THE RETURN IS COMPOUNDED, SECOND YEAR EARNINGS WILL NOT BE BASED ON THE ORIGINAL $1,000, BUT ON THE $1,070, WHICH INCLUDES THE FIRST YEAR'S EARNINGS.

CONTINGENT DEFERRED SALES CHARGE (CDSC) -- DEPENDING ON THE CLASS OF SHARES OWNED, A FEE CHARGED BY A MUTUAL FUND WHEN SHARES ARE SOLD BACK TO THE FUND. THE CDSC EXPIRES AFTER A FIXED TIME PERIOD.

DIVIDEND -- A PAYMENT BY A MUTUAL FUND, USUALLY DERIVED FROM THE FUND'S NET INVESTMENT INCOME (DIVIDENDS AND INTEREST LESS EXPENSES).

DIVIDEND YIELD -- A MEASUREMENT OF A FUND'S DIVIDEND AS A PERCENTAGE OF THE MAXIMUM OFFERING PRICE OR NET ASSET VALUE.

EXPENSE RATIO -- THE COST OF DOING BUSINESS FOR A MUTUAL FUND, EXPRESSED AS A PERCENT OF THE FUND'S NET ASSETS.

INVESTMENT OBJECTIVE -- THE SHARED INVESTMENT GOAL OF A FUND AND ITS
SHAREHOLDERS.

MANAGEMENT FEE -- THE AMOUNT PAID BY A MUTUAL FUND TO ITS INVESTMENT ADVISOR(S).

MULTIPLE CLASSES OF SHARES -- ALTHOUGH AN INDIVIDUAL MUTUAL FUND INVESTS IN ONLY ONE PORTFOLIO OF SECURITIES, IT MAY OFFER INVESTORS SEVERAL PURCHASE OPTIONS WHICH ARE "CLASSES" OF SHARES. MULTIPLE CLASSES PERMIT SHAREHOLDERS TO CHOOSE THE FEE STRUCTURE THAT BEST MEETS THEIR NEEDS AND GOALS. GENERALLY, EACH CLASS WILL DIFFER IN TERMS OF HOW AND WHEN SALES CHARGES AND CERTAIN FEES ARE ASSESSED.

NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC. (NASD) -- A SELF-REGULATORY BODY WITH AUTHORITY OVER FIRMS THAT DISTRIBUTE MUTUAL FUNDS.

NET ASSET VALUE (NAV) PER SHARE -- THE MARKET WORTH OF ONE FUND SHARE, OBTAINED BY ADDING A MUTUAL FUND'S TOTAL ASSETS (SECURITIES, CASH, AND ANY ACCRUED EARNINGS), SUBTRACTING LIABILITIES, AND DIVIDING THE RESULTING NET ASSETS BY THE NUMBER OF SHARES OUTSTANDING.

OFFERING PRICE -- THE PRICE AT WHICH A MUTUAL FUND'S SHARE CAN BE PURCHASED. THE OFFERING PRICE IS THE CURRENT NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE.

PORTFOLIO TURNOVER -- A MEASURE OF THE TRADING ACTIVITY IN A MUTUAL FUND'S INVESTMENT PORTFOLIO THAT REFLECTS HOW OFTEN SECURITIES ARE BOUGHT AND SOLD.

PROSPECTUS -- THE LEGAL DOCUMENT DESCRIBING A MUTUAL FUND TO ALL PROSPECTIVE SHAREHOLDERS. IT CONTAINS INFORMATION REQUIRED BY THE SECURITIES AND EXCHANGE COMMISSION, SUCH AS THE FUND'S INVESTMENT OBJECTIVE AND POLICIES, SERVICES, INVESTMENT RESTRICTIONS, HOW SHARES ARE BOUGHT AND SOLD, FUND FEES AND OTHER CHARGES, AND THE FUND'S FINANCIAL HIGHLIGHTS.

SEC YIELD -- SEC YIELD REFERS TO THE NET INCOME EARNED BY A FUND DURING A RECENT 30-DAY PERIOD. THIS INCOME IS ANNUALIZED AND THEN DIVIDED BY THE MAXIMUM OFFERING PRICE PER SHARE ON THE LAST DAY OF THE 30-DAY PERIOD. THE SEC YIELD FORMULA REFLECTS SEMIANNUAL COMPOUNDING.

SECURITIES AND EXCHANGE COMMISSION -- THE PRIMARY US FEDERAL AGENCY THAT REGULATES THE REGISTRATION AND DISTRIBUTION OF MUTUAL FUND SHARES.

STATEMENT OF ADDITIONAL INFORMATION -- A DOCUMENT THAT CONTAINS MORE DETAILED INFORMATION ABOUT AN INVESTMENT COMPANY AND THAT SUPPLEMENTS THE PROSPECTUS. IT IS AVAILABLE AT NO CHARGE UPON REQUEST.

TOTAL RETURN -- A MEASURE OF FUND PERFORMANCE ENCOMPASSING ALL ELEMENTS OF RETURN. REFLECTS THE CHANGE IN SHARE PRICE OVER A GIVEN PERIOD AND ASSUMES ALL DISTRIBUTIONS ARE TAKEN IN ADDITIONAL FUND SHARES. THE AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL COMPOUNDED RATE OF RETURN FOR THE PERIODS PRESENTED.

YIELD ON SECURITIES -- FOR BONDS, THE CURRENT YIELD IS THE COUPON RATE OF INTEREST, DIVIDED BY THE PURCHASE PRICE. FOR STOCKS, THE YIELD IS MEASURED BY DIVIDING DIVIDENDS PAID BY THE MAXIMUM OFFERING PRICE OF THE STOCK.

-----------
ADAPTED FROM THE INVESTMENT COMPANY INSTITUTE'S 2001 MUTUAL FUND FACT BOOK.

[GRAPHIC OMITTED]
WWW.SELIGMAN.COM

THIS REPORT IS INTENDED ONLY FOR THE INFORMATION OF SHAREHOLDERS OR THOSE WHO HAVE RECEIVED THE OFFERING PROSPECTUS COVERING SHARES OF BENEFICIAL INTEREST OF SELIGMAN MUNICIPAL SERIES TRUST, WHICH CONTAINS INFORMATION ABOUT THE SALES CHARGES, MANAGEMENT FEE, AND OTHER COSTS. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING OR SENDING MONEY.

TEB2 9/01
(LOGO) PRINTED ON RECYCLED PAPER